[LOGO]
COMPASS CAPITAL FUNDS SM


ANNUAL REPORT
TO SHAREHOLDERS
SEPTEMBER 30, 1996





MONEY MARKET
PORTFOLIOS

    NOT      (BULLET)MAY LOSE VALUE
   FDIC      (BULLET)NO BANK GUARANTEE
  INSURED

                                                           COMPASS CAPITAL FUNDS


Money Market Portfolios
-----------------------


(BULLET) Money Market                       (BULLET) North Carolina Municipal
                                                     Money Market

(BULLET) U.S. Treasury Money Market         (BULLET) Ohio Municipal Money Market

(BULLET) Municipal Money Market             (BULLET) Pennsylvania Municipal
                                                     Money Market

(BULLET) New Jersey Municipal Money Market  (BULLET) Virginia Municipal Money
                                                     Market

Table of Contents
-----------------


Letter from the President ............................      1
Statements of Net Assets .............................   2-21
Portfolio Financial Statements
      Statements of Operations .......................  22-23
      Statements of Changes in Net Assets ............  24-25
      Financial Highlights ...........................  26-31
Notes to Financial Statements ........................     32
Report of Independent Accountants ....................     40

PRESIDENT'S LETTER                                         COMPASS CAPITAL FUNDS



                                                               November 15, 1996

Dear Shareholder,

     We are pleased to present this annual report of the Compass Capital Funds. We hope that you will agree that the enhancements made to our shareholder reports are helpful.The most important change is the creation of individual portfolio summaries that should make it easier for you to find out about investment activity in your portfolio.Equally important is the addition of a chart that illustrates how all classes of each portfolio performed compared to its benchmark, making it easier to evaluate performance.These changes - designed to help you stay informed about your investment - are part of our continuing effort to improve how we communicate with you. We hope you find them useful now and in the future.

     WHAT HAPPENED IN THE ECONOMY AND FINANCIAL MARKETS

     Over the last twelve months, the financial markets have rewarded most investors with remarkable gains.The stock market, reflecting the continued strength of corporate earnings, was up over 26% - extending the bull market to an unprecedented sixth year and making it one of the longest bull markets in the post-World War II era.Similarly the bond market, reflecting moderate economic growth and relatively low inflation produced returns of over 4%. So, whether invested in stocks or bonds, most investors have had a great year.

     OUR THOUGHTS ON THE ECONOMY

     We believe that favorable long-term trends of slower growth and low inflation should give the stock and bond markets reason to advance in the coming year. However, with the markets having registered dramatic gains over the last couple of years and short-term volatility increasing, it may be unrealistic to expect the stock and bond markets to replicate that performance over the year. We believe stock market gains of 8-10% should still be viewed as excellent.

     WHAT THIS MEANS TO SHAREHOLDERS

     More than ever, we would like to remind all our shareholders to stay focused on the long term and to use prudence when assessing an investment strategy. Additionally, it is important for investors to keep in mind that a regular program of investing in diversified portfolios of stocks and bonds may prove successful and actually reduce the overall level of risk to their investment.

     Finally, with our portfolio managers maintaining a pure investment style - the strict adherence to investment policy guidelines - investors are assured that they are getting what they expected when making their investment. As a result, we are confident that Compass Capital Funds give investors the best opportunity to match their expectations with actual investment results.

     On the following pages, you will find a summary of the portfolio's performance in light of the recent economic environment. We would like to thank you for your confidence in CompassCapital Funds and we look forward to helping you reach your long-term investment goals.


     Sincerely,

     (/S/ KAREN H. SABATH)

     Karen H. Sabath
     President, Compass Capital Group, Inc.

  AS OF SEPTEMBER 30, 1996

  STATEMENT OF NET ASSETS

  MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
                                         PAR
                           MATURITY     (000)           VALUE
                           --------     -----       ------------

AGENCY OBLIGATIONS -- 0.4%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.4%
    5.41%                 12/06/96
   (Cost $9,997,327)                  $ 10,000     $  9,997,327
                                                   ------------
ASSET BACKED SECURITIES -- 0.4%
   Merrill Lynch Structured Enhanced
     Return Trust Series 1993A-2
     5.55%                11/18/96
   (Cost $10,000,000)                   10,000       10,000,000
                                                   ------------
CERTIFICATES OF DEPOSIT--23.9%
DOMESTIC -- 6.0%
   American Express Centurion Bank
     5.95%                   10/25/96   15,000       15,000,000
   FCC National Bank
     5.80%                   10/10/96    6,000        6,000,000
   First National Bank of Boston
     5.50%                   01/13/97   50,000       50,000,000
   Mellon Bank
     5.54%                   02/07/97   50,000       50,000,000
   Morgan Guaranty Trust of New York
     5.91%                   09/18/97   19,000       19,000,565
                                                   ------------
                                                    140,000,565
                                                   ------------
YANKEE DOLLAR -- 17.9%
   Bank of Tokyo-Mitsubishi
     5.60%                   11/04/96   25,000       25,000,000
   Dai-ichi Kangyo Bank
     5.47%                   10/11/96   50,000       50,000,000
   Deutsche Bank
     5.57%                   12/31/96   50,000       50,001,225
   Royal Bank of Canada
     5.55%                   01/31/97   25,000       25,000,000
   Sanwa Bank Ltd. Japan
     5.48%                   10/07/96   40,000       40,000,000
     5.50%                   10/07/96   25,000       25,000,000
     5.49%                   10/21/96   50,000       50,000,276
   Swedbank, Inc.
     5.45%                   11/06/96  100,000      100,000,986
     5.63%                   03/25/97   50,000       50,002,364
                                                   ------------
                                                    415,004,851
                                                   ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $555,005,416)                               555,005,416
                                                   ------------
COMMERCIAL PAPER -- 47.7%
ASSET BACKED SECURITIES -- 4.6%
   Sigma Finance, Inc.
     5.33%                   11/25/96   28,500       28,267,923
     5.48%                   11/25/96   55,000       54,539,528
     5.57%                   02/05/97   26,000       25,489,107
                                                   ------------
                                                    108,296,558
                                                   ------------
BANKS -- 3.2%
   Chase Manhattan Corp.
     5.33%                   01/10/97   50,000       49,252,320
   National City Corp.
     5.35%                   12/09/96   25,000       24,743,646
                                                   ------------
                                                     73,995,966
                                                   ------------

--------------------------------------------------------------------------------
                                         PAR
                           MATURITY     (000)           VALUE
                           --------     -----       -----------

COMMERCIAL PAPER (CONTINUED)
CREDIT INSTITUTIONS -- 11.8%
   Associates Corp. of North America
     5.40%                11/13/96    $ 40,000  $   39,742,000
   BMW US Capital Corp.
     5.38%                10/09/96      50,000      49,940,222
     5.45%                12/03/96      37,112      36,758,044
   Ford Motor Credit Corp.
     5.43%                10/22/96      50,000      49,841,625
   General Motors Acceptance Corp.
     5.58%                12/26/96      30,000      29,600,100
     5.48%                02/24/97      40,000      39,111,022
     5.48%                05/14/97      30,000      28,972,500
                                                --------------
                                                   273,965,513
                                                --------------
FINANCE LESSORS -- 4.9%
   General Electric Capital Corp.
     5.45%                12/04/96      75,000      74,273,333
     5.46%                02/24/97      40,000      39,114,267
                                                --------------
                                                   113,387,600
                                                --------------
FINANCE SERVICES -- 2.1%
   Countrywide Funding Corp.
     5.45%                10/18/96      50,000      49,871,320
                                                --------------
OIL & GAS -- 2.2%
   Repsol Int'l Finance B.V.
     5.37%                12/27/96      53,000      52,312,193
                                                --------------
SECURITY BROKERS & DEALERS -- 10.3%
   Merrill Lynch & Co. Canandian DCP
     5.50%                11/18/96      50,000      49,633,333
   Morgan Stanley Group, Inc.
     5.30%                10/21/96     100,000      99,705,556
     5.45%                03/24/97      15,000      14,604,875
   Nomura Holding America, Inc.
     5.53%                10/31/96      25,000      24,884,792
     5.45%                11/04/96      25,000      24,871,320
     5.40%                11/27/96      25,000      24,786,250
                                                --------------
                                                   238,486,126
                                                --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS -- 8.6%
   Corporate Receivables Corp.
     5.43%                10/21/96      50,000      49,849,167
     5.37%                12/02/96      25,000      24,768,576
   CXC, Inc.
     5.40%                11/07/96      50,000      49,722,500
     5.38%                12/13/96      25,000      24,727,264
   Sears Roebuck Acceptance Corp.
     5.48%                10/30/96      50,000      49,779,278
                                                --------------
                                                   198,846,785
                                                --------------
TOTAL COMMERCIAL PAPER
  (Cost $1,109,162,061)                          1,109,162,061
                                                --------------
TIME DEPOSITS -- 6.7%
   Bank of Tokyo-Mitsubishi
     5.62%                10/09/96      30,000      30,000,000
   Suntrust Banks, Inc.
     5.87%                10/01/96      65,000      65,000,000
   Westdeutsche Landesbank Girozentrale
     6.12%                10/01/96      60,000      60,000,000
                                               ---------------
TOTAL TIME DEPOSITS
  (Cost $155,000,000)                              155,000,000
                                               ---------------

                 See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996

                                                           COMPASS CAPITAL FUNDS
--------------------------------------------------------------------------------
                                         PAR
                           MATURITY     (000)        VALUE
                          ---------   --------  ----------------

GUARANTEED INVESTMENT CONTRACT -- 0.4%
   Peoples Security Life
     5.62%                12/29/96
   (Cost $10,000,000)                 $ 10,000  $    10,000,000
                                                ---------------
MEDIUM TERM NOTES -- 4.8%
BANKS--0.6%
   Societe Nationale Bank
     6.50%                04/25/97       5,000        5,021,552
   Wells Fargo & Co.
     8.20%                11/01/96       8,000        8,014,635
                                                ---------------
                                                     13,036,187
                                                ---------------
CREDIT INSTITUTIONS -- 1.2%
   General Motors Acceptance Corp.
     7.85%                10/25/96       3,425        3,428,978
   Toyota Motor Credit
     7.55%                01/30/9       24,500       24,648,694
                                                ---------------
                                                     28,077,672
                                                ---------------
SECURITY BROKERS & DEALERS -- 3.0%
   Bear Stearns & Co., Inc.
     5.29%                03/11/97      20,000       20,000,000
   Merill Lynch & Co.
     5.12%                02/27/97      25,000       24,997,964
     5.33%                03/05/97      25,000       25,000,000
                                                ---------------
                                                     69,997,964
                                                ---------------
TOTAL MEDIUM TERM NOTES
  (Cost $111,111,823)                               111,111,823
                                                ---------------
VARIABLE RATE OBLIGATIONS -- 15.2%
BANKS -- 1.7%
   Comerica Bank
     5.43%**              11/08/96      39,200       39,196,052
                                                ---------------
CREDIT INSTITUTIONS -- 2.2%
   Norwest Corp.
     5.43%**              10/28/96      50,000       50,000,000
                                                ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.4%
    5.78%**               10/01/96      10,000       10,000,000
                                                ---------------
SECURITY BROKERS & DEALERS -- 7.8%
   Bear Stearns & Co., Inc.
     5.51%**              10/22/96      50,000       50,000,000
     5.39%**              11/10/96      35,000       35,000,000
   Goldman Sachs Group, LP
     5.71%**              11/06/96      47,000       47,000,000
   Lehman Brothers Holdings, Inc.
     5.75%**              12/06/96      50,000       50,000,000
                                                ---------------
                                                    182,000,000
                                                ---------------
STUDENT LOAN MARKETING ASSOCIATION -- 3.1%
    5.49%**               10/01/96       5,000        4,991,420
    5.51%**               10/01/96      20,000       20,000,000
    5.52%**               10/01/96      21,000       20,997,747
    5.53%**               10/01/96      15,000       14,996,871
    5.57%**               10/04/96      11,000       11,000,000
                                                ---------------
                                                     71,986,038
                                                ---------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $353,182,090)                               353,182,090
                                                ---------------


--------------------------------------------------------------------------------
                                         PAR
                           MATURITY     (000)        VALUE
                          ---------   --------   ---------------

INFINITY CASH RESERVE, PRIME -- 0.5%
  Infinity Cash Reserve - Prime
   (Cost $10,969,821)                 $ 10,970   $   10,969,821
                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $2,324,428,538*)                100.0%    2,324,428,538

OTHER ASSETS IN EXCESS OF
  LIABILITIES                             0.0%          602,852
                                      --------   --------------
NET ASSETS  (Equivalent  to $1.00
  per share based on 587,694,207
  Institutional shares,
  1,575,136,996 Service
  shares, 162,094,940 Investor A
  shares, and 138,675 Investor B
  shares outstanding)                   100.0%   $2,325,031,390
                                      ========   ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE,
  INVESTOR A AND INVESTOR B
  SHARE
  ($2,325,031,390 / 2,325,064,818)                        $1.00
                                                          =====

--------------------
  * Aggregate cost for Federal tax purposes.
 ** Rates shown are the rates as of September 30, 1996.

                 See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996

  STATEMENT OF NET ASSETS

  U.S. TREASURY MONEY MARKET PORTFOLIO

                                         PAR
                           MATURITY     (000)        VALUE
                          ---------   --------  ----------------

U.S. TREASURY OBLIGATIONS -- 24.7%
U.S. TREASURY BILLS -- 11.4%
 5.11%                    11/29/96    $ 25,000      $ 24,790,427
 4.78%                    02/06/97      25,000        24,574,667
 4.82%                    02/06/97      25,000        24,571,111
 4.93%                    02/06/97      15,000        14,737,067
 5.08%                    03/06/97      15,000        14,669,800
 5.12%                    03/06/97      15,000        14,666,875
 5.17%                    04/03/97      11,500        11,196,145
                                                    ------------
                                                     129,206,092
                                                    ------------
U.S. TREASURY NOTES -- 13.3%
 6.87%                    10/31/96      20,000        20,018,765
 7.25%                    11/30/96      25,000        25,067,696
 7.50%                    01/31/97      30,000        30,250,696
 6.50%                    04/30/97      25,000        25,121,646
 6.50%                    05/15/97      10,000        10,044,376
 6.50%                    08/15/97      15,000        15,056,168
 6.00%                    08/31/97      15,000        15,021,745
 8.75%                    10/15/97      10,000        10,275,329
                                                    ------------
                                                     150,856,421
                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $280,062,513)                                280,062,513
                                                    ------------
REPURCHASE AGREEMENTS -- 75.4%
   Aubrey G. Lanston & Co. Inc.
     5.70%                10/01/96      55,000        55,000,000
     (Agreement dated 09/30/96 to be
     repurchased at $55,008,708.
     Collateralized by $55,296,000 U.S.
     Treasury Notes 5.125% to 6.25% due
     11/30/98 to 04/30/01. The value of
     the collateral is $56,101,140.)
   Donaldson, Lufkin & Jenrette
     5.70%                10/01/96      55,000        55,000,000
     (Agreement dated 09/30/96 to be
     repurchased at $55,008,708.
     Collateralized by a $47,462,000 U.S.
     Treasury Bonds 8.5% due 02/15/20.
     The value of the collateral is
     $56,122,276.)
   Goldman Sachs & Co.
     5.75%                10/01/96      24,000        24,000,000
     (Agreement dated 09/30/96 to be
     repurchased at $24,003,833.
     Collateralized by a $24,075,000 U.S.
     Treasury Notes 6.875% due 03/31/00.
     The value of the collateral is
     $24,480,182.)
   Lehman Government Securities Inc.
     5.80%                10/01/96     275,000       275,000,000
     (Agreement dated 09/30/96 to be
     repurchased at $275,044,306.
     Collateralized by $276,598,000 U.S.
     Treasury Notes 5.0% to 8.87% due
     11/15/98 to 02/15/99. The value of
     the collateral is $280,408,179.)
   Merrill Lynch
     5.50%                10/01/96      55,000        55,000,000
     (Agreement dated 09/30/96 to be
     repurchased at $55,008,403.
     Collateralized by $305,322,000 U.S.
     Treasury Bills 7.875% to 8.875%
     due 02/15/19 to 05/15/21. The value
     of the collateral is $56,100,375.)


--------------------------------------------------------------------------------
                                         PAR
                           MATURITY     (000)        VALUE
                          ---------   --------  ----------------

   Morgan Stanley & Co.
     5.83%                 10/01/96   $280,300    $  280,300,000
     (Agreement dated 09/30/96 to be
     repurchased at  $280,345,432.
     Collateralized  by $1,286,000 U.S.
     Treasury Bills 0.0% due 10/17/96 to
     03/06/97, $20,636,000 U.S. Treasury
     Bonds 6.0% to 14% due 02/15/03 to
     08/15/96, and $253,487,000 U.S.
     Treasury Notes 4.75% to  9.0% due
     11/15/96 to 07/15/06. The value of
     the collateral is $286,422,254.)
   Nikko Securities Co. Int'l
     5.70%                 10/01/96     55,000        55,000,000
     (Agreement dated 09/30/96 to be
     repurchased at $55,008,708.
     Collateralized by $54,458,000 U.S.
     Treasury Notes 7.25% due 08/15/22.
     The value of the collateral is
     $56,100,453.)
   Swiss Bank Corp.
     5.70%                 10/01/96     55,000        55,000,000
                                                  --------------
     (Agreement dated 09/30/96 to be
     repurchased at $55,008,708.
     Collateralized by $51,528,000 U.S.
     Treasury Bonds 7.5% due 11/15/24.
     The value of the collateral is
     $56,101,110.)
TOTAL REPURCHASE AGREEMENTS
  (Cost $854,300,000)                                854,300,000
                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,134,362,513*)                100.1%     1,134,362,513

LIABILITIES IN EXCESS OF
  OTHER ASSETS                           (0.1%)       (1,084,647)
                                       -------    --------------
NET ASSETS (Equivalent to $1.00
  per share based on  167,255,153
  Institutional shares, 955,720,162
  Service shares, and 10,631,164
  Investor A shares outstanding)        100.0%    $1,133,277,866
                                       ======     ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($1,133,277,866 / 1,133,606,479)                         $1.00
                                                           =====

--------------------
  * Aggregate cost for Federal tax purposes.

                See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996

                                                           COMPASS CAPITAL FUNDS

  MUNICIPAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
                                         PAR
                           MATURITY     (000)        VALUE
                          ---------   --------  ----------------

MUNICIPAL BONDS -- 99.8%
ALABAMA -- 0.7%
   Columbia Industrial Development Board
     PCR (Alabama Power Co. Project)
     Series 1995A DN
     4.00%**              10/01/96     $ 2,200      $  2,200,000
                                                    ------------
CALIFORNIA -- 14.3%
   California Pollution Control Financing
     Authority PCR (Southern California
     Edison Co. Project) Series 1986A DN
     3.85%**              10/01/96      10,500        10,500,000
   Los Angeles County Series 1996A TRAN
     4.50%                06/30/97      19,400        19,485,681
   Oakland Certificates Partners (Capital
     Equipment Project) Series 1985 DN
     4.10%**              10/07/96       1,900         1,900,000
   Southeast Resource Recovery Facility
     Authority Series 1993A DN
     3.95%**              10/07/96       6,900         6,900,000
   California Series 1996A RAN
     4.50%                06/30/97       4,500         4,517,091
   California Series 1996C-1 RAN
     3.65%                10/07/96         500           500,000
                                                    ------------
                                                      43,802,772
                                                    ------------
COLORADO -- 6.9%
   Colorado State General Fund RB
     Series 1996A TRAN
     4.50%                06/27/97       5,000         5,023,052
   Denver City and County Airport System
     RB Series B TECP
     3.80%                12/16/96       2,000         2,000,000
   Denver City and County Airport System
     RB Series C TECP
     3.70%                10/15/96       2,000         2,000,000
   Denver City and County Airport System
     RB Series D TECP
     3.70%                10/15/96       3,000         3,000,000
   Denver City and County Airport System
     RB Series E TECP
     3.80%                12/16/96       9,075         9,075,000
                                                    ------------
                                                      21,098,052
                                                    ------------
CONNECTICUT -- 1.6%
   Connecticut State of Special Assessment
     Unemployment Compensation Advance
     Fund RB (Connecticut Unemployment
     Project) Series 1993C MB
     3.90%                07/01/97       5,000         5,000,000
                                                    ------------
DELAWARE -- 2.1%
   Delaware Economic Development
     Authority (Normaco Income Project)
     Series 1984 DN
     4.10%**              10/07/96       6,600         6,600,000
                                                    ------------
DISTRICT OF COLUMBIA -- 1.3%
   District of Columbia GO
     Series 1992A-1 DN
     4.10%**              10/01/96       1,000         1,000,000
   District of Columbia GO
     Series 1992a-5 DN
     4.10%**              10/01/96       2,900         2,900,000
                                                    ------------
                                                       3,900,000
                                                    ------------

--------------------------------------------------------------------------------
                                         PAR
                           MATURITY     (000)        VALUE
                          ---------   --------  ----------------

MUNICIPAL BONDS (CONTINUED)
FLORIDA -- 1.6%
   Dade County (Youth Fair & Exposition
     Project) Series 1995 DN
     3.90%**               10/07/96    $ 4,820      $  4,820,000
                                                    ------------
GEORGIA -- 4.0%
   Clayton County Development Authority
     (Mcilrath Corp. Project) Series 1986 DN
     4.05%**               10/07/96      4,700         4,700,000
   Fulton County Development Authority
     (Georgia Tech Athletic Association
     Project) Series 1995 DN
     3.90%**               10/07/96      7,500         7,500,000
                                                    ------------
                                                      12,200,000
                                                    ------------
ILLINOIS -- 10.9%
   Illinois Development Finance Authority
     (Foundation For Safety & Health
     Project) Series 1992 DN
     3.85%**               10/07/96      5,450         5,450,000
   Illinois Development Finance Authority
     IDR (6 West Hubbard Street Project)
     Series 1986 DN
     3.60%**               10/07/96      3,410         3,410,000
   Illinois Development Finance Authority
     IDR (Royal Continental Box Co.
     Project) Series 1995A DN
     4.25%**               10/07/96      1,000         1,000,000
   Illinois Development Finance Authority
     IDR (Webster-Wayne Shopping Center
     Project) Series 1995 DN
     3.85%**               10/07/96      3,875         3,875,000
   Illinois Development Finance Authority
     PCR (Commonwealth Edison Co.
     Project) Series 1994C DN
     3.85%**               10/07/96      2,000         2,000,000
   Illinois Development Financing Authority
     PCR (Illinois Power Company Project)
     Series 1987D DN
     4.00%**               10/01/96      1,000         1,000,000
   Illinois Health Facilities Authority
     (Revolving Fund Pooled Financing
     Program Project) Series 1985C DN
     3.90%**               10/07/96      9,800         9,800,000
   Illinois Health Facility Authority (Evanston
     Hospital Corp. Project) Series 1990A MB
     3.40%                 10/15/96      3,000         3,000,000
   Tinley Park Multi-Family Housing
     Mortgage Refunding (Edgewater Walk
     Phase IIIA & IIIB Project) Series 1994 DN
     3.85%**               10/07/96      2,425         2,425,000
   Village of Schiller Park IDR (Victor
     Products Corp. Project) Series 1995 DN
     4.25%**               10/07/96      1,500         1,500,000
                                                    ------------
                                                      33,460,000
                                                    ------------
INDIANA -- 0.2%
   South Bend Redevelopment Authority
     (College Football Hall of Fame Project)
     Series 1994 DN
     4.35%**               10/07/96        700           700,000
                                                    ------------

                 See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996

  STATEMENT OF NET ASSETS

  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

--------------------------------------------------------------------------------
                                         PAR
                           MATURITY     (000)        VALUE
                          ---------   --------  ----------------

MUNICIPAL BONDS (CONTINUED)
IOWA -- 1.1%
   Louisa County PCR (Iowa-Illinois Gas
     and Electric Co. Project)
     Series 1986A DN
     3.80%**               10/07/96    $ 3,500      $  3,500,000
                                                    ------------
KENTUCKY -- 2.6%
   Clark County Pollution Control RB (East
     Kentucky Power Cooperative Project)
     Series 1984 MB
     3.40%                 10/15/96      3,000         3,000,000
   Maysville Solid Waste Disposal Facilities
     RB (Inland Container Corporation
     Project) Series 1992 MB
     3.75%                 12/17/96      5,000         5,000,000
                                                    ------------
                                                       8,000,000
                                                    ------------
LOUISIANA -- 1.1%
   Calcasieu Parish Industrial Development
     Environmental RB (Citgo Petroleum
     Project) Series 1995 DN
     4.15%**               10/01/96      1,400         1,400,000
   Jefferson Parish Hospital Revenue
     Series 1985 DN
     3.90%**               10/07/96      2,100         2,100,000
                                                    ------------
                                                       3,500,000
                                                    ------------
MARYLAND -- 7.1%
   Anne Arundel County RB (Mountain
     Ridge Apartments Project)
     Series 1996D DN
     3.83%**               10/02/96      6,405         6,405,000
   Maryland Community Development
     Administration (Department of Housing
     and Community Development Single
     Family Project) Series 1996 MB
     3.45%                 10/01/96      4,000         4,000,000
   Maryland Health & Higher Education
     Facilities Authority RB (Helix Health
     Hospitals Project) Series 1996A DN
     3.85%**               10/07/96      5,000         5,000,000
   Maryland IDA Finance (Brass Mill Road
     Limited Partnership Facility Project)
     Series 1995 DN
     3.83%**               10/07/96      3,910         3,910,000
   Maryland IDA Finance (Patapsco
     Associates Limited Partnership Facility
     Project) Series 1995 DN
     3.83%**               10/07/96      2,370         2,370,000
                                                    ------------
                                                      21,685,000
                                                    ------------
MICHIGAN -- 2.1%
   Michigan Strategic Fund (Dow Chemical
     Company) Series 1986 TECP
     3.50%                 10/25/96        4,500       4,500,000
   Northville IDA (Thrifty Northville Project)
     Series 1984 DN
     3.92%**               10/07/96        2,000       2,000,000
                                                    ------------
                                                       6,500,000
                                                    ------------


--------------------------------------------------------------------------------
                                         PAR
                           MATURITY     (000)        VALUE
                          ---------   --------  ----------------

MUNICIPAL BONDS (CONTINUED)
MISSOURI -- 2.2%
   Kansas IDA (Mid-America Health
     Services Inc. Project) Series
     1984 DN
     4.00%**               10/07/96    $ 4,500       $ 4,500,000
   Missouri Environmental Improvement &
     Energy Resource Authority (Monsanto
     Co. Project) Series 1988 DN
     3.90%**               10/07/96      2,300         2,300,000
                                                    ------------
                                                       6,800,000
                                                    ------------
MONTANA -- 2.3%
   Forsyth Pollution Control RB (Portland
     General Electric Co. Project)
     Series 1983 DN
     3.90%**               10/07/96      6,800         6,800,000
   Forsyth Pollution Control RB (Portland
     General Electric Co. Project)
     Series 1983A DN
     3.80%**               10/07/96        300           300,000
                                                    ------------
                                                       7,100,000
                                                    ------------
NEBRASKA -- 0.6%
   Nebraska Investment Finance Authority
     Multifamily Loan (Apple Creek
     Associates Project) Series 1985A DN
     3.90%**               10/07/96      1,900         1,900,000
                                                    ------------
NEVADA -- 0.3%
   Henderson Public Improvement Trust
     (Berry Plastics Corp. Project)
     Series 1991 DN
     4.05%**               10/07/96        900           900,000
                                                    ------------
NEW HAMPSHIRE -- 2.0%
   New Hampshire Higher Educational and
     Health Facilities Authority RB (Hunt
     Community Issue Project)
     Series 1996 DN
     3.85%**               10/07/96      6,220         6,220,000
                                                    ------------
NEW MEXICO -- 0.5%
   Hurley Pollution Control RB (Kennecott
     Santa Fe Project) Series 1985 DN
     3.95%**               10/01/96      1,500         1,500,000
                                                    ------------
NEW YORK -- 7.0%
   New York City Series 1996A TAN
     4.50%                 02/12/97     16,000        16,049,124
   New York State Dormitory Authority RB
     (Beverwyck Inc. Project) Series 1995 DN
     3.85%**               10/07/96      5,400         5,400,000
                                                    ------------
                                                      21,449,124
                                                    ------------
NORTH CAROLINA -- 4.3%
   North Carolina Medical Care Commission
     (Pooled Equipment Financing Project)
     Series 1985 DN
     3.90%**               10/07/96      7,000         7,000,000
   Wake County Industrial Facilities &
     Pollution Control Authority (Carolina
     Power & Light Co. Project)
     Series 1985C DN
     4.00%**               10/07/96      3,900         3,900,000

                See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996

                                                           COMPASS CAPITAL FUNDS

--------------------------------------------------------------------------------
                                         PAR
                           MATURITY     (000)           VALUE
                           --------     -----       --------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Wake County Industrial Facilities &
     Pollution Control Financing Authority
     (Carolina Power & Light Co. Project)
     Series 1985B DN
     4.00%**               10/07/96    $ 2,300       $ 2,300,000
                                                     -----------
                                                      13,200,000
                                                     -----------
OHIO -- 2.9%
   Clermont County Hospital Facilities (Mercy
     Health Systems Project) Series 1994B DN
     3.95%**               10/07/96      3,764         3,764,000
   Greater Cleveland Regional Transit
     Authority GO Series 1996 MB
     3.90%                 10/17/96      5,000         5,000,963
                                                     -----------
                                                       8,764,963
                                                     -----------
OKLAHOMA -- 1.0%
   Muskogee Industrial Trust PCR (Oklahoma
     Gas and Electric Project)
     Series 1995A DN
     3.95%**               10/07/96      3,200         3,200,000
                                                     -----------
PENNSYLVANIA -- 2.8%
   Delaware County IDA Solid Waste
     (Scott Paper Co. Project) Series
     1984C DN
     3.80%**               10/07/96      3,300         3,300,000
   Philadelphia Hospital & Higher
     Educational Facility Authority
     (Children's Hospital Project) Series
     1992B DN
     4.00%**               10/01/96      5,000         5,000,000
   Sayre Health Care Facility Authority
     (VHA Capital Financing Project)
     Series 1985K DN
     3.80%**               10/07/96        300           300,000
                                                     -----------
                                                       8,600,000
                                                     -----------
RHODE ISLAND -- 0.7%
   Rhode Island Housing & Mortgage
     Finance Corp.(Home Ownership
     Opportunity Project) Series 1996C MB
     3.45%                 10/02/96      2,200         2,200,000
                                                     -----------
SOUTH DAKOTA -- 0.6%
   Lawrence County Pollution Control RB
     (Homestate Mining Project)
     Series 1983 DN
     3.60%**               10/07/96      1,800         1,800,000
                                                     -----------
TENNESSEE -- 7.1%
   Montgomery County Public Building
     Authority Pooled Financing RB
     (Montgomery County Loan Project)
     Series 1995 DN
     3.85%**               10/07/96      5,000         5,000,000
   Montgomery County Public Building
     Authority Pooled Financing RB
     (Tennessee County Loan Pool Project)
     Series 1995 DN
     3.85%**               10/07/96      8,600         8,600,000
   Nashville & Davidson Counties Industrial
     Development Board (Hickory Trace
     Project) Series 1995 DN
     3.85%**               10/01/96      3,200         3,200,000


--------------------------------------------------------------------------------
                                         PAR
                           MATURITY     (000)           VALUE
                           --------     -----       --------------

MUNICIPAL BONDS (CONTINUED)
TENNESSEE (CONTINUED)
   Tennessee Housing Authority
     (Homeownership Project)
     Series 1996 MB
     3.85%                 05/29/97    $ 5,000       $ 5,000,000
                                                     -----------
                                                      21,800,000
                                                     -----------
TEXAS -- 3.9%
   Angelina and Neches River Authority
     Solid Waste Disposal RB (Temple-
     Eastex Incorporated Project)
     Series 1993 MB
     3.75%                 12/17/96      1,000         1,000,000
   Austin Higher Education Authority
     (St. Edwards University Project)
     Series 1995 DN
     3.90%**               10/07/96      2,000         2,000,000
   Brazos River Harbor Navigation District
     (Dow Chemical Project) Series 1991
     TECP
     3.60%                 10/23/96      4,000         4,000,000
   San Antonio Housing Finance Corporation
     (Wellington Place Apartments Project)
     Series 1995A DN
     4.00%**               10/07/96      2,945         2,945,000
   State of Texas Series 1996 TRAN
     4.75%                 08/29/97        125           125,853
   Texas State Veterans Housing Assistance
     Series 1995 MB
     3.90%                 11/06/96      2,000         2,000,000
                                                     -----------
                                                      12,070,853
                                                     -----------
UTAH -- 0.8%
   Intermountain Power Agency Supply RB
     Series 1885F MB
     3.93%                 06/16/97      2,500         2,500,000
                                                     -----------
VIRGINIA -- 0.6%
   Culpeper Town IDA Residential Care
     Facility (Baptist Homes Project)
     Series 1992 DN
     3.85%**               10/07/96      1,500         1,500,000
   Lynchburg IDA Hospital Facilities (VHA
     Mid-Atlantic States Capital Asset
     Finance Project) Series 1985C DN
     3.80%**               10/07/96        200           200,000
                                                     -----------
                                                       1,700,000
                                                     -----------
WASHINGTON -- 2.6%
   King County Washington Sewer RB
     Series A MB
     3.70%                 12/12/96      5,000         5,000,000
   Yakima County Public Corporation
     (Jeld-Wen Income Project)
     Series 1988 DN
     4.25%**               10/07/96      3,040         3,040,000
                                                     -----------
                                                       8,040,000
                                                     -----------

                See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996

  STATEMENT OF NET ASSETS

  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

--------------------------------------------------------------------------------

                                                        VALUE
                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $306,710,764*)                   99.8%      $306,710,764

OTHER ASSETS IN EXCESS OF
  LIABILITIES                             0.2%           692,738
                                        ------      ------------
NET ASSETS (Equivalent to $1.00
  per share based on 43,935,882
  Institutional shares, 261,643,731
  Service shares and 1,851,424
  Investor A shares outstanding)        100.0%      $307,403,502
                                        ======      ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($307,403,502 / 307,431,037)                             $1.00
                                                           =====

----------
  * Aggregate cost for Federal tax purposes.
 ** Rates shown are the rates as of September 30, 1996, and maturities shown are the longer of the next interest readjustment ate or the date the principal owed can be recovered through demand.

                See accompanying notes to financial statements.

AS OF SEPTEMBER 30, 1996

                                                           COMPASS CAPITAL FUNDS

NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
                                           PAR
                            MATURITY      (000)        VALUE
                           ---------- ----------   -------------
MUNICIPAL BONDS -- 99.5%
NEW JERSEY -- 91.5%
   Atlantic County GO Series 1993 MB
     4.00%                 12/01/96     $  250     $   250,088
   Barnegat Township GO Series 1995 MB
     4.70%                 11/01/96        130         130,102
   Bellmawr GO Series 1996 MB
     4.90%                 08/01/97        175         176,482
   Berkeley Township GO Series 1995 MB
     4.62%                 11/15/96        250         250,231
   Bernardsville Township GO Series 1996 BAN
     3.87%                 04/18/97      3,063       3,066,665
   Boonton GO Series 1996 MB
     4.95%                 09/01/97        195         196,773
   Camden County Improvement Authority RB
     (Jewish Community Center Project)
     Series 1995 DN
     3.60%**               10/02/96      1,345       1,345,000
   Deptford Township GO Series 1995 MB
     5.00%                 12/01/96        101         101,215
   Essex County Public Improvement Authority
     Project RB (County Asset Sale Project)
     Series 1995 DN
     3.60%**               10/07/96      2,500       2,500,000
   Hamilton Township-Atlantic County GO
     Series 1996 BAN
     3.87%                 01/31/97      2,669       2,671,711
   Hawthorne General Improvement GO
     Series 1996 MB
     5.20%                 08/15/97        150         151,670
   Hunterdon County GO Series 1996B MB
     5.00%                 05/01/97        765         770,061
   Manasquan Board of Education GO
     Series 1995 MB
     5.12%                 01/15/97        160         160,571
   Mercer County Improvement Authority
     (Pooled Government Loan Project)
     Series 1985 DN
     3.60%**               10/07/96      3,300       3,300,000
   Mercer County Improvement Authority
     Revenue Lease RB Series 1996 MB
     4.25%                 12/01/96        415         415,470
   Millville GO Series 1996 MB
     5.00%                 03/01/97        270         271,464
   Monroe Township-Middlesex County GO
     Series 1996 BAN
     4.25%                 04/17/97        957         958,472
   Morris County GO Series 1996 BAN
     3.97%                 08/08/97      1,336       1,336,433
   Morris Township GO Series 1996 BAN
     4.08%                 01/16/97        388         388,450
   Mount Olive Township GO Series 1996 BAN
     3.50%                 11/27/96      2,470       2,470,748
   New Jersey Economic Development Authority
     Economic Development RB (Industrial
     Improvements) Series 1992C DN
     3.85%**               10/07/96        465         465,000
   New Jersey Economic Development Authority
     Economic Development RB (Manhattan
     Bagel Company, Inc. Project) Series 1995
     DN
     3.90%**               10/07/96      1,000       1,000,000
   New Jersey Economic Development Authority
     Economic Development RB (Nandan Co.
     Project) Series 1995 DN
     4.05%**               10/07/96      1,000       1,000,000


--------------------------------------------------------------------------------
                                           PAR
                            MATURITY      (000)        VALUE
                           ---------- ----------   -------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Economic Development Authority
     Industrial and Economic Development RB
     (East Meadow Corp. Project B)
     Series 1986B MB
     3.95%                 10/07/96     $4,770     $ 4,770,000
   New Jersey Economic Development Authority
     PCRB (Public Service Electric & Gas
     Company) Series 1995A DN
     3.50%**               10/07/96        600         600,000
   New Jersey Economic Development Authority
     RB (Danic Urban Renewal Project)
     Series 1985 DN
     3.65%**               10/07/96      2,000       2,000,000
   New Jersey Economic Development Authority
     RB (Fellowship Valley Project)
     Series 1995B DN
     3.95%**               10/07/96        700         700,000
   New Jersey Economic Development Authority
     RB (Franciscan Oaks Project B)
     Series 1992B DN
     3.65%**               10/02/96        400         400,000
   New Jersey Economic Development Authority
     RB (Hillcrest Health Services Systems
     Project) Series 1995 DN
     3.80%**               10/07/96      4,800       4,800,000
   New Jersey Economic Development Authority
     RB (Local Housing) Series 1992D-1 DN
     3.85%**               10/07/96      2,065       2,065,000
   New Jersey Economic Development Authority
     RB (Russell Berrie Company Project)
     Series 1983 DN
     3.35%**               10/02/96        200         200,000
   New Jersey Economic Development Authority
     RB (Winchester Gardens; Ward Homestead
     Project) Series 1995B DN
     3.90%**               10/07/96     14,740      14,740,000
   New Jersey Economic Development Authority
     Thermal Energy Facilities RB (Thermal
     Energy, L.P. Project) Series 1995 MB
     3.60%                 12/12/96      1,500       1,500,000
   New Jersey GO Series 1990 MB
     7.00%                 04/01/97        500         507,880
   New Jersey GO TRAN TECP
     3.75%                 10/03/96      2,000       2,000,000
   New Jersey Sports and Exposition Authority
     RB Series 1992C DN
     3.55%**               10/07/96        165         165,000
   New Jersey Transportation Trust Fund
     Authority Trust Receipts (Transportation
     System Project) Series 1996A DN
     3.80%**               10/07/96      7,500       7,500,000
   North Bergen Township Board of Education
     Promissory Notes RB Series 1996 MB
     3.62%                 03/14/97        870         870,000
   Parsippany-Troy Hills Township GO
     Series 1995 BAN
     4.00%                 11/01/96      2,000       2,000,489
   Parsippany-Troy Hills Township GO
     Series 1996 BAN
     4.00%                 05/07/97      1,500       1,503,109
   Passiac County New Jersey Utilities Authority
     Solid Waste System RB Series 1996B MB
     3.95%                 09/03/97      1,250       1,250,000
   Princeton Township GO Series 1996 BAN
     4.37%                 08/27/97      1,400       1,407,076


                 See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996

  STATEMENT OF NET ASSETS

  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

--------------------------------------------------------------------------------
                                           PAR
                            MATURITY      (000)        VALUE
                           ----------     -----    -------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Salem County GO Series 1996 DN
     5.35%**               09/01/97     $  175     $   177,295
   Salem County Industrial Pollution Control
     Financing Authority RB (E.I. DuPont de
     Nemours and Company Project)
     Series 1982A DN
     3.70%**               10/07/96      3,100       3,100,000
   Sea Isle City GO Series 1995 MB
     4.50%                 12/01/96        375         375,525
   Tabernacle School District GO
     Series 1996 DN
     5.37%**               09/01/97        175         177,328
   Waldwick GO Series 1996 MB
     3.84%                 05/28/97      2,524       2,524,165
                                                   -----------
                                                    78,709,473
                                                   -----------
NEW YORK -- 7.9%
   Port Authority of New York & New Jersey
     Special Obligation RB (Versatile Structure
     Obligations) Series 1996-4 DN
     3.85%**               10/01/96      1,200       1,200,000
   Port Authority of New York & New Jersey
     Special Obligation RB (Versatile Structure
     Obligations) Series 1993-1 DN
     4.00%**               10/01/96      1,700       1,700,000
   Port Authority of New York & New Jersey
     Special Obligation RB (Versatile Structure
     Obligations) Series 1996-5 DN
     4.00%**               10/07/96        800         800,000
   Port Authority of New York and New Jersey
     TECP
     3.85%                 10/04/96      3,110       3,110,000
                                                   -----------
                                                     6,810,000
                                                   -----------
PUERTO RICO -- 0.1%
   Puerto Rico Highway & Transportation
     Authority RB Series 1993X DN
     3.50%**               10/07/96        100         100,000
                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $85,619,473*)                     99.5%     85,619,473

OTHER ASSETS IN EXCESS OF
  LIABILITIES                              0.5%        447,572
                                         ------    -----------
NET ASSETS (Equivalent to $1.00
  per share based on 614,192
  Institutional shares, 68,156,545 Service
  shares and 17,313,279 Investor A
  shares outstanding)                    100.0%    $86,067,045
                                         ======    ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($86,067,045 / 86,084,016)                             $1.00
                                                         =====

----------
  * Aggregate cost for Federal tax purposes.
 ** Rates shown are the rates as of September 30, 1996, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

                 See accompanying notes to financial tatements.

  AS OF SEPTEMBER 30, 1996

                                                           COMPASS CAPITAL FUNDS

  NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
                                           PAR
                            MATURITY      (000)        VALUE
                           ----------     -----    -------------
MUNICIPAL BONDS -- 99.8%
NORTH CAROLINA -- 94.2%
   Bladen County Industrial Facilities and
     Pollution Control Financing Authority
     Resource Recovery RB (BCH Energy,
     L.P. Project) Series 1993 DN
     4.05%**               10/07/96      $2,000     $ 2,000,000
   Cabarrus County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Philip Morris Cos. Inc. Project)
     Series 1993 DN
     3.90%**               10/07/96       1,000       1,000,000
   Cary Parks and Recreational Facilities
     GO Series 1996 MB
     5.10%                 04/01/97          75          75,619
   Cary Sanitary Sewer GO Series 1996 MB
     5.10%                 04/01/97         275         277,272
   Catawba County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (WSMP Inc. Project)
     Series 1992 DN
     4.00%**               10/07/96         500         500,000
   Charlotte Airport Refunding RB
     Series 1993A DN
     3.80%**               10/07/96       2,200       2,200,000
   Charlotte-Mecklenburg Hospital Authority
     RB (Health Care System Project)
     Series 1996B DN
     3.70%**               10/07/96       4,000       4,000,000
   Charlotte-Mecklenburg Hospital Authority
     RB ( Health Care System Project)
     Series 1996D DN
     3.80%**               10/07/96       2,000       2,000,000
   Cleveland County GO Series 1990 MB
     7.10%                 06/01/97         290         296,217
   Cumberland County GO Series 1993 MB
     5.60%                 02/01/97         650         654,788
   Durham County GO Series 1993 DN
     3.65%**               10/07/96       2,350       2,350,000
   Durham GO Series 1988 MB
     6.50%                 10/01/96         500         500,000
   Durham GO Series 1993 DN
     3.80%**               10/07/96       4,535       4,535,000
   Green County Industrial  Facilities
     and Pollution Control Financing
     Authority IDRB (Federal Paper Board Co.,
     Inc. Project) Series 1989 DN
     3.95%**               10/07/96       1,100       1,100,000
   Green County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Snow Hill Tape Corp. Project)
     Series 1995 DN
     3.95%**               10/07/96       2,000       2,000,000
   Greensboro Certificates of Participation
     (Greensboro Coliseum Complex
     Improvement Project) Series 1995A
     DN
     3.80%**               10/07/96       2,000       2,000,000
   Guilford County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (U.S. Label Corp. Project)
     Series 1995 DN
     3.95%**               10/07/96       2,500       2,500,000
   High Point GO Series 1987 MB
     7.20%                 04/01/97         150         152,534


--------------------------------------------------------------------------------
                                           PAR
                            MATURITY      (000)        VALUE
                           ----------     -----    -------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Iredell County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Purina Mills, Inc. Project)
     Series 1995 DN
     3.95%**               10/07/96      $4,000    $ 4,000,000
   Lee County Industrial Facilities and
     Pollution Control Financing Authority
     Refunding IDRB (Trion, Inc. Project)
     Series 1995 DN
     3.85%**               10/07/96       1,700      1,700,000
   Lenoir County Industrial Facilities and
     Pollution Control Financing Authority
     Resource Recovery RB (Carolina
     Energy, L.P. Project) Series 1995 DN
     4.05%**               10/07/96       4,000      4,000,000
   Lincoln County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Cochrane Co. Project)
     Series 1990 DN
     4.00%**               10/02/96       1,250      1,250,000
   Mecklenburg County GO Series 1988 DN
     3.75%**               10/07/96       2,000      2,000,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Edgcomb Metals Co.
     Project) Series 1984 DN
     3.80%**               10/07/96       3,500      3,500,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Otto Industries, Inc.
     Project) Series 1988 DN
     4.00%**               10/07/96       2,950      2,950,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Griffith Micro Science
     Project) Series 1995 DN
     3.95%**               10/07/96       1,500      1,500,000
   Mecklenburg County Lease RB (The
     YMCA of Greater Charlotte Project)
     Series 1996 DN
     3.80%**               10/07/96       3,000      3,000,000
   Mecklenburg County Series 1996C DN
     3.75%**               10/01/96       3,000      3,000,000
   Mecklenburg GO Series 1996C DN
     3.75%**               10/03/96       1,000      1,000,000
   New Hanover County Industrial Facilities
     IDRB (Interroll Corp. Project) Series
     1989 DN
     4.00%**               10/03/96       1,395      1,395,000
   North Carolina Agricultural Finance
     Authority Agricultural Development
     RB (Harvey Fertilizer & Gas Co.
     Project) Series 1995 DN
     3.95%**               10/07/96       1,740      1,740,000
   North Carolina Eastern Municipal Power
     Agency Power System RB Series 1988
     TECP
     3.60%                 11/18/96       3,600      3,600,000
   North Carolina Education Facilities
     Finance Agency RB (The Bowman
     Gray School of Medicine Project)
     Series 1990 DN
     3.90%**               10/07/96       1,000      1,000,000


                 See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996

  STATEMENT OF NET ASSETS

  NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

--------------------------------------------------------------------------------
                                                  PAR
                                   MATURITY      (000)       VALUE
                                  ----------     -----    ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina Educational Facilities
     Finance Agency RB (The Bowman
     Gray School of Medicine Project)
     Series 1996 DN
     3.90%**                       10/07/96    $  600    $  600,000
   North Carolina Educational Facilities
     Finance Agency RB (Duke University
     Project) Series 1987A DN
     3.75%**                       10/07/96     2,200     2,200,000
   North Carolina Educational Facilities Finance
     Agency RB (Duke University Project)
     Series 1991B DN
     3.75%**                       10/07/96     2,700     2,700,000
   North Carolina Industrial Facilities and
     Pollution Control Financing Authority RB
     (GVK America Inc., Project) Series 1990
     MB
     3.90%                         12/01/96     2,765     2,765,000
   North Carolina Medical Care Commission
     Hospital RB (Baptist Hospital Project)
     Series 1992B DN
     3.80%**                       10/07/96       500       500,000
   North Carolina Medical Care Commission
     Hospital RB (Baptist Hospital Project)
     Series 1996 DN
     3.80%**                       10/07/96       800       800,000
   North Carolina Medical Care Commission
     Hospital RB (Moses H. Cone Memorial
     Hospital Project) Series 1993 DN
     3.80%**                       10/07/96     1,300     1,300,000
   North Carolina Medical Care Commission
     Hospital RB (Moses H. Cone Memorial
     Hospital Project) Series 1995 DN
     3.80%**                       10/07/96       100       100,000
   North Carolina Medical Care Commission
     Hospital RB (Park Ridge Hospital Project)
     Series 1988 DN
     3.85%**                       10/07/96     5,900     5,900,000
   North Carolina Medical Care Commission
     Hospital RB (Pooled Equipment Financing
     Project) Series 1985 DN
     3.90%**                       10/07/96     1,400     1,400,000
   North Carolina Medical Care Commission
     Hospital RB (Duke University Hospital
     Project) Series 1985B DN
     3.75%**                       10/07/96     1,200     1,200,000
   North Carolina Medical Care Commission
     Hospital RB (Duke University Hospital
     Project) Series 1985D DN
     3.75%**                       10/07/96       300       300,000
   North Carolina Medical Care Commission
     Hospital RB (Duke University Hospital
     Project) Series 1993A DN
     3.75%**                       10/07/96     1,500     1,500,000
   North Carolina Municipal Power Agency
     Number 1 (Catawba Project) Series 1996
     TECP
     3.65%                         10/15/96     4,000     4,000,000
   Person County Industrial Facilities and
     Pollution Control Financing Authority RB
     (Carolina Power & Light Project)
     Series 1992A DN
     4.05%**                       10/07/96     1,200     1,200,000


--------------------------------------------------------------------------------
                                                  PAR
                                   MATURITY      (000)       VALUE
                                  ----------     -----    ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Person County Industrial Facilities
     Pollution Control Finance Authority
     Solid Waste Disposal RB  (Carolina
     Power & Light) Series 1986 DN
     4.10%**                       10/01/96    $  500    $  500,000
   Pitt County GO Series 1990 MB
     6.60%                         02/01/97       500       504,963
   Rockingham County Industrial Facilities
     and Pollution Control Finance Authority
     RB (Philip Morris Companies Inc.
     Project) Series 1992 DN
     3.90%**                       10/07/96       325       325,000
   University of North Carolina Chapel Hill
     School of Medicine RB (Ambulatory
     Care Clinic Project) Series 1990 DN
     3.85%**                       10/07/96       200       200,000
   Wake County Industrial Facilities and
     Pollution Control Finance Authority
     Refunding RB (Carolina Power & Light
     Co. Project) Series 1990A TECP
     3.65%                         10/24/96     5,500     5,500,000
   Wake County Industrial Facilities and
     Pollution Control Financial Authority
     RB (Carolina Power & Light Co.
     Project) Series 1987 DN
     3.95%**                       10/01/96       700       700,000
   Wake County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Carolina Power & Light Co.
     Project) Series 1985B DN
     4.00%**                       10/07/96     2,400     2,400,000
   Wake County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Carolina Power & Light Co.)
     Series 1985A DN
     3.90%**                       10/07/96     4,400     4,400,000
   Wake County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Carolina Power & Light)
     Series 1985C DN
     4.00%**                       10/07/96     3,700     3,700,000
   Wilson County Industrial Facilities
     Pollution Control Financing Authority
     IDRB (Chip Project) Series 1989 DN
     4.00%**                       10/07/96     1,000     1,000,000
   Winston-Salem Certificates of
     Participation (Risk Acceptance
     Management Corp. Project)
     Series 1988 DN
     3.95%**                       10/07/96       480       480,000
   Winston-Salem Water and Sewer System
     RB Series 1994 DN
     3.80%**                       10/07/96     2,800     2,800,000
                                                       ------------
                                                        112,751,393
                                                       ------------
PUERTO RICO -- 4.8%
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     3.50%**                       10/07/96       100       100,000
   Puerto Rico Highway & Transportation
     Authority Highway RB Series 1993X DN
     3.50%**                       10/07/96     1,200     1,200,000

                See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996

                                                           COMPASS CAPITAL FUNDS

--------------------------------------------------------------------------------
                                                  PAR
                                   MATURITY      (000)       VALUE
                                  ----------     -----    ------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
   Puerto Rico Industrial, Medical and
     Enviromental Pollution Control Facilities
     Authority RB (Key Pharmaceuticals
     Project) Series 1983 TECP
     3.80%                         12/01/96   $1,500    $ 1,500,786
   Puerto Rico Industrial, Tourist, Educational,
     Medical, and Environmental Control
     Facilities RB (Inter-American University
     Project) Series 1994 MB
     3.75%                         11/12/96    1,500      1,500,000
   Puerto Rico Commonwealth PreRefunded
     GO Series 1987 MB
     7.12%                         07/01/97    1,330      1,388,856
                                                       ------------
                                                          5,689,642
                                                       ------------
VIRGIN ISLANDS -- 0.8%
   Virgin Islands Housing Finance Authority
     Single Family Refunding RB
     Series 1995B MB
     3.50%                         11/01/96    1,000      1,000,000
                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $119,441,035*)                          99.8%   119,441,035

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                    0.2%       229,811
                                               ------  ------------
NET ASSETS  (Equivalent  to $1.00
  per share based on  112,097,404
  Institutional shares, 7,463,162 Service
  shares and 110,401 Investor A shares
  outstanding)                                 100.0%  $119,670,846
                                               ======  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($119,670,846 / 119,670,967)                                $1.00
                                                              =====

----------
  * Aggregate cost for Federal tax purposes.
 ** Rates shown are the rates as of September 30, 1996, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


                 See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996

  STATEMENT OF NET ASSETS

  OHIO MUNICIPAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
                                                   PAR
                                     MATURITY     (000)        VALUE
                                    ----------    -----     ------------
MUNICIPAL BONDS -- 99.6%
OHIO -- 98.4%
   Ashtabula County IDRB (Plasicolors, Inc.
     Project) Series 1996A DN
     4.00%**                         10/07/96    $2,400     $ 2,400,000
   Avon GO Series 1996 BAN
     4.24%                           07/02/97     1,700       1,703,190
   Avon Local School District GO Series 1996
     MB
     3.80%                           12/01/96       260         260,000
   Beaver Creek Local School District GO
     Series 1996 MB
     3.60%                           12/01/96       730         730,000
   Bedford Heights GO Series 1996 BAN
     4.35%                           06/19/97       900         901,545
   Belmont County GO Series 1995 BAN
     4.09%                           11/26/96       300         300,128
    3.89%                            12/19/96       750         750,453
   Berea GO Series 1995 BAN
     3.85%                           10/24/96       475         475,057
   Cuyahoga County Hospital Improvement
     RB (St. Luke's Hospital Project)
     Series 1990 DN
     3.85%**                         10/07/96     4,000       4,000,000
   Cuyahoga County IDRB (Pleasant Lake
     Associates Project) Series 1995 DN
     3.85%**                         10/07/96       980         980,000
   Delaware County IDRB (Air Waves Inc.,
     Project) Series 1995 DN
     4.00%**                         10/07/96       970         970,000
   East Palestine School District GO
     Series 1996 BAN
     3.50%                           02/28/97     1,800       1,800,710
   Erie County IDRB (Brighton Manor Co.
     Project) Series 1986 DN
     4.05%**                         10/07/96     3,100       3,100,000
   Franklin County IDRB (Alco Standard
     Corp. Project) Series 1994 DN
     3.90%**                         10/07/96     2,000       2,000,000
   Greater Cleveland Regional Transit
     Authority GO Series 1996 BAN
     3.90%                           10/17/96     1,480       1,480,285
   Greene County Economic Development
     RB (Ashford Center Project)
     Series 1995 DN
     3.95%**                         10/07/96     1,260       1,260,000
   Greene County IDRB (AFC Stamping &
     Production, Inc.; Barsplice Products
     Project) Series 1995 DN
     4.00%**                         10/07/96     1,000       1,000,000
   Greene County IDRB (Antioch Publishing
     Co. Project) Series 1996 DN
     4.05%**                         10/07/96     3,000       3,000,000
   Hilliard GO Series 1996 BAN
     4.40%                           09/18/97     1,600       1,605,926
   Lucas County IDRB (Vega Industries Inc.
     Project) Series 1995 DN
     4.05%**                         10/07/96     2,185       2,185,000
   Miamisburg Sewer System RB
     Series 1995 MB
     3.75%                           11/15/96       300         300,000
   Middleburg Heights GO Series 1996 BAN
     4.05%                           05/29/97       585         585,739
   Montgomery County Health Facilities RB
     (Sisters of Charity Health Care Project)
     Series 1995 DN
     3.80%**                         10/07/96     1,400       1,400,000


--------------------------------------------------------------------------------
                                                    PAR
                                     MATURITY      (000)        VALUE
                                    ----------     -----     ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio Air Quality Development Authority
     PCRB (Ohio Edison Co. Project)
     Series 1988B MB
     3.80%                           05/01/97    $1,800     $ 1,800,000
   Ohio Air Quality Development Authority
     PCRB (PPG Industries, Inc. Project)
     Series 1988A DN
     4.05%**                         10/07/96     1,000       1,000,000
   Ohio Air Quality Development Authority
     RB (JMG Funding, L.P. Project)
     Series 1994B DN
     3.90%**                         10/02/96     8,300       8,300,000
   Ohio Air Quality Development Authority
     Refunding RB (Timken Co. Project)
     Series 1992 DN
     3.85%                           10/02/96     2,700       2,700,000
   Ohio Environmental Improvement RB
     (U.S. Steel Corp. Project)
     Series 1986 DN
     4.10%**                         10/07/96     1,000       1,000,000
   Ohio Higher Educational Facility Community
     RB (Oberlin College Project)
     Series 1985 DN
     3.85%**                         10/07/96     4,000       4,000,000
   Ohio Housing Finance Agency Multi-Family
     Housing RB (Lincoln Park Association
     Project) Series 1985 MB
     3.90%                           11/01/96       690         690,000
   Ohio IDRB (Anomatic Corp. Project)
     Series 1994 DN
     4.05%**                         10/03/96     1,435       1,435,000
   Ohio School Districts GO (Cash Flow
     Borrowing Program Certificates)
     Series 1996A RAN
     4.53%                           12/31/96     1,000       1,001,778
   Ohio Water Authority Solid Waste Disposal
     RB (American Steel & Wire Corp. Project)
     Series 1995 DN
     4.05%**                         10/07/96     8,100       8,100,000
   Ohio Water Development Authority PCRB
     Series 1993 MB
     3.65%                           12/01/96     1,000       1,000,154
   Ohio Water Development Authority Refunding
     RB ( Timken Co. Project) Series 1992 DN
     3.85%                           10/07/96     3,000       3,000,000
   Portage County IDRB (Action Super Abrasive
     Project) Series 1996 DN
     4.05%**                         10/07/96     1,200       1,200,000
   Portage County IDRB (Lovejoy Industries
     Project) Series 1994 DN
     4.10%**                         10/07/96     1,635       1,635,000
   Rocky River GO Series 1996 BAN
     4.15%                           09/05/97     1,242       1,245,100
   Sandusky County IDRB (Brighton Manor
     Co. Project) Series 1986 DN
     4.05%**                         10/07/96     1,000       1,000,000
   Solon IDRB (Cleveland Twist Drill Co. Project)
     Series 1995 DN
     4.05%**                         10/07/96     1,800       1,800,000
   Stark County GO Series 1995-3 BAN
     4.14%                           10/18/96     2,000       2,000,196
   Stark County GO Series 1996 BAN
     4.12%                           06/19/97     2,000       2,003,017


                See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996

                                                           COMPASS CAPITAL FUNDS

--------------------------------------------------------------------------------
                                                    PAR
                                     MATURITY      (000)        VALUE
                                    ----------     -----     ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Summit County IDRB (Austin Printing Co.,
     Inc. Project) Series 1994 DN
     4.05%**                         10/07/96     $ 600       $ 600,000
   Summit County IDRB (Forest
     Manufacturing Project) Series 1994 DN
     4.05%**                         10/03/96       500         500,000
   Trumbull County IDRB (ATD Corp.
     Project) Series 1995 DN
     4.00%**                         10/07/96     2,000       2,000,000
   University Heights GO Series 1996 BAN
     4.15%                           05/23/97       600         600,922
   Westlake Economic Development RB
     (Oaks Development Co. Project)
     Series 1994 DN
     3.95%**                         10/07/96       960         960,000
                                                            -----------
                                                             82,759,200
                                                            -----------
VIRGIN ISLANDS -- 1.2%
   Virgin Islands Housing Finance Authority
     Single Family Refunding RB
     Series 1995B MB
     3.50%                           11/01/96     1,000       1,000,000
                                                            -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $83,759,200*)                             99.6%      83,759,200

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                      0.4%         381,919
                                                 ------     -----------
NET ASSETS (Equivalent to $1.00
  per share based on  32,946,360
  Institutional shares, 45,530,302
  Service shares, and 5,672,582
  Investor A shares outstanding)                 100.0%     $84,141,119
                                                 ======     ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($84,141,119 / 84,149,244)                                      $1.00
                                                                  =====

--------------------------------------------------------------------------------
  * Aggregate cost for Federal tax purposes.
 ** Rates shown are the rates as of September 30, 1996, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


                 See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996

  STATEMENT OF NET ASSETS

  PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
                                                 PAR
                                 MATURITY       (000)         VALUE
                                ----------     -------     ------------
MUNICIPAL BONDS -- 99.9%
PENNSYLVANIA -- 96.5%
   Allegheny County Higher Education
     Building Authority RB (University of
     Pittsburgh Project) Series 1985C DN
     3.70%**                     10/07/96      $ 2,090     $ 2,090,000
   Allegheny County Hospital Development
     Authority RB (Allegheny General
     Hospital Project) Series 1995B DN
     3.70%**                     10/02/96        9,900       9,900,000
     3.70%**                     10/07/96        1,500       1,500,000
   Allegheny County Hospital Development
     Authority RB (MaGee-Womens
     Hospital Project) Series 1993 MB
     3.80%                       10/01/96          500         500,000
   Allegheny County Hospital Development
     Authority RB (St. Francis Medical
     Center Project) Series 1996A DN
     4.00%**                     10/07/96        5,000       5,000,000
   Allegheny County IDA Environmental
     Improvement Refunding RB (United
     States Steel Corp. Project)
     Series 1996 MB
     3.50%                       11/08/96        5,000       5,000,000
   Allegheny County IDA PCRB (Duquesne
     Light Co. Project) Series 1990A MB
     3.70%                       02/21/97        5,000       5,000,000
   Allegheny County IDA Refunding PCRB
     (Duquesne Light Co. Project)
     Series 1992A MB
     3.75%                       11/07/96        8,000       8,000,000
   Allentown Redevelopment Authority
     Multi-Family Housing Refunding RB
     (Arcadia Associates Project)
     Series 1990 DN
     4.30%**                     10/07/96        6,000       6,000,000
   Beaver County IDA PCRB (Duquesne
     Light Co.; Beaver Valley Project)
     Series 1993A MB
     3.70%                       11/15/96        9,400       9,400,000
   Beaver County IDA Refunding PCRB
     (Atlantic Richfield Co. Project)
     Series 1995 DN
     3.90%**                     10/07/96       12,850      12,850,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co.; Beaver Valley
     Project) Series 1990A DN
     3.80%**                     10/07/96        2,800       2,800,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co.; Beaver Valley
     Project) Series 1990C DN
     3.50%**                     11/15/96        2,500       2,500,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co.; Mansfield Project)
     Series 1990B DN
     3.80%**                     10/07/96          300         300,000
   Beaver County IDA Refunding PCRB
     (Toledo Edison Project) Series 1992E
     TECP
     3.65%                       12/10/96        8,250       8,250,000
   Bedford County IDA IDRB (Sepa, Inc.
     Facility Project) Series 1985 DN
     4.20%**                     10/07/96        2,000       2,000,000
   Berks County IDA (Citizens Utilities Co.
     Project) Series 1996 MB
     3.70%                       11/08/96        4,200       4,200,000


--------------------------------------------------------------------------------
                                                 PAR
                                  MATURITY      (000)         VALUE
                                 ----------     -----      ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Berks County IDA Commercial Development
     Refunding RB (Sixth and Penn Street
     Project) Series 1988 DN
     3.90%**                     10/07/96        $ 200       $ 200,000
   Berks County IDA Manufacturing Facilities
     RB (Grafika Commercial Printing, Inc.
     Project) Series 1995 DN
     4.25%**                     10/07/96        1,130       1,130,000
   Berks County IDA RB (Lutheran Home at
     Topton Project) Series 1995 DN
     3.875%**                    10/07/96        1,900       1,900,000
   Berks County IDA RB (Richard J. Caron
     Foundation Project) Series 1996 DN
     3.875%**                    10/02/96        2,000       2,000,000
   Bucks County IDA Environmental
     Improvement Refunding RB (USX Corp.
     Project) Series 1995 MB
     3.55%                       11/01/96        1,360       1,360,000
   Bucks County IDA RB (SHV Real Estate, Inc.
     Project) Series 1985 DN
     3.60%**                     10/07/96        2,200       2,200,000
   Bucks County IDA Refunding RB (Sundstrand
     Corp. Project) Series 1991 DN
     3.85%**                     10/07/96        1,505       1,505,000
   Cambria County IDA Resource Recovery
     RB (Cambria Cogen Co. Project)
     Series 1989V-1 DN
     4.00%**                     10/07/96       24,500      24,500,000
   Cambria County IDA Resource Recovery
     RB (Cambria Cogen Co. Project)
     Series 1989V-2 DN
     4.00%**                     10/07/96        2,500       2,500,000
   Cambria County IDA Resource Recovery
     RB (Cambria Cogen Co. Project)
     Series 1991V-1 DN
     4.00%**                     10/07/96        7,600       7,600,000
   Carbon County IDA Resource Recovery
     RB (Panther Creek Partners Project)
     Series 1990A MB
     3.70%                       10/11/96        4,000       4,000,000
     3.55%                       11/15/96        1,000       1,000,000
     3.60%                       11/15/96        5,000       5,000,000
     3.70%                       12/13/96        1,055       1,055,000
     3.75%                       01/31/97        1,000       1,000,000
   Carbon County IDA Resource Recovery
     RB (Panther Creek Partners Project)
     Series 1990B MB
     3.70%                       10/11/96        4,325       4,325,000
     3.55%                       11/15/96          400         400,000
     3.70%                       12/13/96        1,300       1,300,000
   Carbon County IDA Resource Recovery
     RB (Panther Creek Partners Project)
     Series 1991 MB
     3.70%                       10/11/96        1,625       1,625,000
     3.70%                       10/18/96          300         300,000
     3.55%                       11/15/96        2,910       2,910,000
   Carbon County IDA Resource Recovery
     RB (Panther Creek Partners Project)
     Series 1992A MB
     3.70%                       12/13/96        5,000       5,000,000
   Cumberland County IDA IDRB (Lane
     Enterprises, Inc. Project) Series 1994 DN
     4.25%**                     10/07/96          925         925,000


                 See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996

                                                           COMPASS CAPITAL FUNDS

--------------------------------------------------------------------------------
                                                 PAR
                                  MATURITY      (000)          VALUE
                                 ----------    -------     ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Cumberland County Municipal Authority
     RB (Presbyterian Homes Project)
     Series 1993A DN
     3.85%**                     10/07/96      $ 6,000     $ 6,000,000
   Delaware County IDA Airport Facilities
     RB (United Parcel Service Project)
     Series 1985 DN
     3.85%**                     10/01/96        1,200       1,200,000
   Delaware County IDA Refunding PCRB
     (PECO Energy Project)
     Series 1988A MB
     3.55%                       11/08/96        4,200       4,200,000
     3.65%                       11/13/96        8,600       8,600,000
     3.60%                       12/13/96        2,750       2,750,000
   Delaware County IDA Refunding PCRB
     (PECO Energy Project)
     Series 1993A DN
     3.85%**                     10/07/96          500         500,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984B DN
     3.80%**                     10/07/96        7,500       7,500,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984C DN
     3.80%**                     10/07/96       11,400      11,400,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984D DN
     3.80%**                     10/07/96        1,300       1,300,000
   Emmaus General Authority RB Pooled
     Loan Series 1989B DN
     3.95%**                     10/07/96          700         700,000
   Emmaus General Authority RB Pooled
     Loan Series 1989H-6 DN
     3.95%**                     10/07/96        1,600       1,600,000
   Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project)
     Series 1984 DN
     3.60%**                     10/07/96          800         800,000
   Lehigh County IDA PCRB (Allegheny Electric
     Co-op, Inc. Project) Series 1985A DN
     3.60%**                     10/07/96        1,100       1,100,000
   Lehigh County Sewer Authority RB
     Series 1985B DN
     3.80%**                     10/07/96        2,170       2,170,000
   Lehigh County Water Authority RB
     Series 1984 DN
     3.80%**                     10/07/96        6,095       6,095,000
   Littlestown IDA Refunding RB (Hanover
     House Industries Project)
     Series 1987 DN
     3.85%**                     10/07/96        2,000       2,000,000
   Lower Gwynedd Township GO
     Series 1996
     TRAN
     3.96%                       12/31/96          500         500,431
   Montgomery County Higher Education
     and Health Authority Hospital RB
     Series 1988 DN
     3.80%**                     10/07/96        3,200       3,200,000
   Montgomery County IDA (PECO Energy
     Project) Series 1994A MB
     3.45%                       10/01/96        2,300       2,300,000
     3.55%                       10/10/96        5,250       5,250,000


--------------------------------------------------------------------------------
                                                PAR
                                 MATURITY      (000)        VALUE
                                ----------    -------     ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Montgomery County IDA (PECO Energy
     Project) Series 1994A MB
     3.50%                       11/15/96     $ 1,200     $ 1,200,000
   Montgomery County IDA (PECO Energy
     Project) Series 1994A TECP
     3.65%                       10/15/96       2,000       2,000,000
   Montgomery County IDA IDRB (Three
     Valley Square Associates Project)
     Series 1987 DN
     3.95%**                     10/07/96       2,800       2,800,000
   Montgomery County IDA Manufacturing
     Facilities RB (H.P. Cadwallander, Inc.
     Project) Series 1995 DN
     4.25%**                     10/07/96       1,000       1,000,000
   Montgomery County IDA RB (One Valley
     Square Project) Series 1985 DN
     3.90%**                     10/07/96       1,800       1,800,000
   Moosic GO Series 1991 MB
     6.75%                       12/01/96         500         502,410
   Northampton County IDA IDRB (Citizens
     Utilities Project) Series 1991 MB
     3.60%                       10/10/96       2,000       2,000,000
    3.55%                        11/08/96       1,000       1,000,000
   Northampton County IDA IDRB (Citizens
     Utilities Project) Series 1996 DN
     3.90%**                     10/07/96       8,375       8,375,000
   Northeastern Hospital and Education
     Authority Health Care RB (Wyoming
     Valley Health Care Project)
     Series 1994A DN
     3.80%**                     10/07/96      12,000      12,000,000
   Northeastern Hospital and Education
     Authority RB (Allhealth Pooled
     Financing Program) Series 1996 DN
     3.95%**                     10/07/96      12,000      12,000,000
   Northumberland County IDA RB (Furman
     Farms, Inc. Project) Series 1995A DN
     4.25%**                     10/07/96       1,225       1,225,000
   Northumberland County IDA Resource
     Recovery RB (Foster Wheeler Mt.
     Carmel Project) Series 1987A DN
     4.05%**                     10/07/96       4,000       4,000,000
   Northumberland County IDA Resource
     Recovery RB (Foster Wheeler Mt.
     Carmel Project) Series 1987B DN
     4.05%**                     10/07/96         590         590,000
   Penn Hills Township GO
     Series 1987A MB
     7.50%                       06/01/97       1,505       1,542,024
   Pennsylvania Economic Development
     Financing Authority Economic
     Development RB (Wendt Dunnington
     Co. Project) Series 1995 DN
     4.00%**                     10/07/96       1,165       1,165,000
   Pennsylvania Energy Development
     Authority RB (B&W Ebensburg
     Project) Series 1986 DN
     3.90%**                     10/07/96      10,200      10,200,000
   Pennsylvania Energy Development
     Authority RB (B&W Ebensburg
     Project) Series 1988 DN
     3.90%**                     10/07/96       2,900       2,900,000

                 See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996

  STATEMENT OF NET ASSETS

                                                PAR
                                 MATURITY      (000)           VALUE
                                ----------   ----------    ---------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Energy Development
     Authority RB (Piney Creek Project)
     Series 1986A DN
     3.95%**                     10/02/96     $ 7,100       $ 7,100,000
   Pennsylvania Energy Development Authority
     RB (Piney Creek Project)
     Series 1986C DN
     3.95%**                     10/07/96       2,700         2,700,000
   Pennsylvania Higher Education Assistance
     Agency Student Loan RB
     Series 1988A DN
     3.90%**                     10/07/96       1,300         1,300,000
   Pennsylvania Higher Education Assistance
     Agency Student Loan RB
     Series 1988B DN
     3.90%**                     10/07/96       6,000         6,000,000
   Pennsylvania Higher Education Assistance
     Agency Student Loan RB
     Series 1988C DN
     3.90%**                     10/07/96       1,700         1,700,000
   Pennsylvania Higher Education Assistance
     Agency Student Loan RB
     Series 1988E DN
     3.90%**                     10/07/96         100           100,000
   Pennsylvania Higher Education Assistance
     Agency Student Loan RB
     Series 1994A DN
     3.90%**                     10/02/96      10,350        10,350,000
   Pennsylvania Higher Educational Facilities
     Authority RB (University of Pennsylvania
     Health Services Project)
     Series 1996C DN
     3.80%**                     10/07/96       3,000         3,000,000
   Pennsylvania Higher Educational Facilities
     Authority Refunding RB (Carnegie
     Mellon University Project)
     Series 1995B DN
     4.00%**                     10/07/96         500           500,000
   Pennyslvania Higher Educational Facilities
     Authority College and University RB
     (Pennsylvania College of Optometry
     Project) Series 1996 DN
     3.80%**                     10/07/96       6,800         6,800,000
   Philadelphia GO Series 1990 TECP
     3.65%                       10/01/96      10,000        10,000,000
   Philadelphia GO TRAN Series 1996A
     4.50%                       06/30/97       1,000         1,004,089
   Philadelphia Hospitals and Higher
     Educational Facilities Authority Hospital
     RB (Children's Hospital Project)
     Series 1992 DN
     4.00%**                     10/01/96       3,050         3,050,000
   Philadelphia IDA RB (30th Street Station
     Project) Series 1987 DN
     4.15%**                     10/07/96       6,900         6,900,000
   Philadelphia Redevelopment Authority
     Multi-Family Housing RB (Franklin
     Town Towers Project) Series 1985 DN
     3.90%**                     10/07/96       3,900         3,900,000
   Sayre Health Care Facilities Authority RB
     (VHA Capital Financing Project)
     Series 1985F DN
     3.80%**                     10/07/96       1,100         1,100,000


--------------------------------------------------------------------------------
                                               PAR
                                MATURITY      (000)             VALUE
                               ----------   ----------      --------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Sayre Health Care Facilities Authority RB
     (VHA Capital Financing Project)
     Series 1985H DN
     3.80%**                     10/07/96     $ 890           $ 890,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985K DN
     3.80%**                     10/07/96       200             200,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985L DN
     3.80%**                     10/07/96       520             520,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985M DN
     3.80%**                     10/07/96       600             600,000
   Schuylkill County IDA IDRB (Kaytee
     Products, Inc. Project) Series 1995 DN
     4.05%**                     10/07/96     4,000           4,000,000
   Schuylkill County IDA Resource Recovery
     RB (Gilberton Power Project)
     Series 1985 DN
     3.95%**                     10/07/96    10,000          10,000,000
   Schuylkill County IDA Resource Recovery
     RB (Northeastern Power Co. Project)
     Series 1986B DN
     3.90%**                     10/01/96    25,700          25,700,000
   Schuylkill County IDA Resource Recovery
     RB (Westwood Energy Property
     Project) Series 1985 DN
     4.10%**                     10/01/96       800             800,000
   Selinsgrove Area School District GO
     Series 1996 TRAN
     4.35%                       06/30/97     1,185           1,187,541
   St. Mary Hospital Authority Hospital RB
     (Franciscan Health System Project)
     Series 1985B DN
     3.85%**                     10/01/96       800             800,000
   University of Pittsburgh Higher Education
     RB (University Capital Project)
     Series 1989A DN
     3.525%**                    10/07/96       500             500,000
   Venango IDA Resource Recovery RB
     (Scrubgrass Project) Series 1990A MB
     3.70%                       10/18/96       300             300,000
     3.55%                       11/15/96       950             950,000
     3.70%                       11/15/96     2,150           2,150,000
   Venango IDA Resource Recovery RB
     (Scrubgrass Project) Series 1990B MB
     3.70%                       10/18/96     1,650           1,650,000
     3.70%                       12/13/96     3,715           3,715,000
     3.70%                       12/17/96     3,785           3,785,000
   Venango IDA Resource Recovery RB
     (Scrubgrass Project) Series 1993 MB
     3.70%                       10/18/96     7,175           7,175,000
     3.55%                       11/15/96     1,300           1,300,000
     3.70%                       02/10/97     1,210           1,210,000
   Washington County Authority Lease RB
     Series 1985 DN
     3.95%**                     10/02/96    14,600          14,600,000
   Williamsport Area School District GO
     Series 1996 TRAN
     4.25%                       06/30/97     3,000           3,004,282

                 See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996
                                                           COMPASS CAPITAL FUNDS

--------------------------------------------------------------------------------
                                                PAR
                                 MATURITY      (000)           VALUE
                                ----------   ----------    -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   York County IDA IDRB (Allied Signal, Inc.
     Project) Series 1993 DN
     4.00%**                     10/07/96     $ 1,000      $  1,000,000
   York General Authority Pooled Financing
     RB Series 1996 DN
     3.85%**                     10/07/96      23,200        23,200,000
                                                           ------------
                                                            469,230,777
                                                           ------------
PUERTO RICO -- 3.4%
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     3.50%**                     10/07/96         200           200,000
   Puerto Rico Government Development
     Bank TECP
     3.40%                       10/07/96      10,800        10,800,000
   Puerto Rico Highway and Transportation
     Authority Highway RB Series 1993X DN
     3.50%**                     10/07/96         100           100,000
   Puerto Rico Industrial, Medical, and
     Environmental Pollution Control
     Facilities Authority RB (Ana G. Mendez
     Foundation Project) Series 1985 DN
     4.00%**                     10/07/96         600           600,000
   Puerto Rico Industrial, Medical, and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Inter-American University Project)
     Series 1985 DN
     3.20%**                     10/04/96       2,800         2,800,000
   Puerto Rico Industrial, Medical, and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Reynolds Metals Co. Project)
     Series 1983 MB
     3.80%                       09/01/97       2,000         2,000,886
                                                           ------------
                                                             16,500,886
                                                           ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $485,731,663*)                           99.9%      485,731,663

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                     0.1%          711,767
                                                ------     ------------
NET ASSETS (Equivalent to $1.00
  per share based on 198,823,272
  Institutional shares, 224,207,917
  Service shares, and 63,423,855
  Investor A shares outstanding)                100.0%     $486,443,430
                                                ======     ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A  SHARE
  ($486,443,430 / 486,455,044)                                    $1.00
                                                                  =====

----------
  * Aggregate cost for Federal tax purposes.
 ** Rates shown are the rates as of September 30, 1996, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


                 See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996

  STATEMENT OF NET ASSETS

  VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------
                                                    PAR
                                     MATURITY      (000)          VALUE
                                    ----------   ----------    -------------
MUNICIPAL BONDS -- 99.7%
VIRGINIA -- 90.7%
   Alexandria IDA Resource Recovery RB
     (Alexandria Arlington Waste-to-Energy
     Facility Project) Series 1986A DN
     4.10%**                         10/01/96       $ 400       $ 400,000
   Alexandria Redevelopment and Housing
     Authority Multi-Family Housing RB
     (Buckingham Village Apartments
     Project) Series 1996B DN
     3.95%**                         10/07/96       2,000       2,000,000
   Alexandria Redevelopment and Housing
     Authority Multi-Family Housing RB
     (Crystal City Apartments Project)
     Series 1990A DN
     3.95%**                         10/07/96       1,600       1,600,000
   Capital Region Airport Commission
     Airport RB (Richmond International
     Airport Project) Series 1995C DN
     3.80%**                         10/07/96       2,000       2,000,000
   Charles County IDA Exempt Facility RB
     (Chambers Development of Virginia,
     Inc. Project) Series 1989 DN
     3.95%**                         10/07/96       1,100       1,100,000
   Charles County IDA Solid Waste Disposal
     Facilities RB (Chambers Development of
     Virginia, Inc. Project) Series 1996 DN
     3.95%**                         10/07/96       1,500       1,500,000
   Chesterfield County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1985 MB
     3.85%                           01/15/97         500         500,000
   Culpeper IDA Residential Care Facilities
     RB (Baptist Homes Project)
     Series 1992 DN
     3.85%**                         10/07/96         970         970,000
   Fairfax County Economic Development
     Authority RB (Foreman Development
     Associates Project) Series 1996 DN
     3.93%**                         10/07/96       2,665       2,665,000
   Fairfax County GO Series 1993C MB
     4.00%                           05/01/97       1,000       1,002,246
   Fairfax County IDA RB (Fairfax Hospital
     System Project) Series 1988A DN
     3.90%**                         10/02/96       1,100       1,100,000
   Fairfax County IDA RB (Fairfax Hospital
     System Project) Series 1988C DN
     3.90%**                         10/02/96         100         100,000
   Falls Church IDA RB (Kaiser Permanente
     Project) Series 1985 MB
     3.70%                           11/01/96         500         500,000
   Greensville County IDA IDRB (Perdue
     Farms, Inc. Project) Series 1986 DN
     4.00%**                         10/01/96       1,600       1,600,000
   Halifax County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1992 DN
     3.75%**                         12/12/96       2,000       2,000,000
   Hampton Redevelopment & Housing
     Authority Multi-Family Housing Refunding
     RB(Avalon at Hampton Project)
     Series 1996A DN
     3.75%**                         10/02/96       4,060       4,060,000
   Hampton Roads Regional Jail Authority
     Regional Jail Facility RB Series 1996B DN
     3.90%**                         10/07/96       1,700       1,700,000


--------------------------------------------------------------------------------
                                                  PAR
                                     MATURITY    (000)           VALUE
                                    ---------- ----------     ------------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   King George County IDA Exempt Facility
     RB (Birchwood Power Partners, L.P.
     Project) Series 1995 DN
     4.10%**                         10/01/96     $2,600      $2,600,000
   King George County IDA Solid Waste
     Disposal Facility RB (Garnet of Virginia,
     Inc. Project) Series 1996 DN
     3.85%**                         10/01/96      1,500       1,500,000
   Louden County IDA Residential Care
     Facility RB (Falcons Landing Project)
     Series 1994B DN
     4.35%**                         10/01/96      1,200       1,200,000
   Louisa County IDA RB Pooled Financing
     Series 1995 DN
     3.85%**                         10/07/96      1,000       1,000,000
   Louisa IDA PCRB (Virginia Electric &
     Power Co.Project) Series 1984 MB
     3.70%                           10/17/96      1,000       1,000,000
   Louisa IDA PCRB (Virginia Electric &
     Power Co. Project) Series 1985 MB
     3.50%                           11/15/96        500         500,000
    3.65%                            01/31/97        100         100,000
   Lynchburg IDA Hospital Facilities RB
     (VHA Mid-Atlantic States Capital Asset
     Finance Program) Series 1985B DN
     3.80%**                         10/01/96        800         800,000
   Lynchburg IDA Hospital Facilities RB
     (VHA Mid-Atlantic States Capital Asset
     Finance Program) Series 1985C DN
     3.80%**                         10/07/96        500         500,000
   Lynchburg IDA Hospital Facilities RB
     (VHA Mid-Atlantic States Capital Asset
     Finance Program) Series 1985F DN
     3.80%**                         10/02/96      1,000       1,000,000
   Peninsula Ports Authority of Virginia Coal
     Terminal RB (Dominion Terminal Associates
     Project) Series 1987D DN
     3.95%**                         10/01/96      1,905       1,905,000
   Peninsula Ports Authority of Virginia Port
     Facility RB (Shell Coal and Terminal Co.
     Project) Series 1987 DN
     3.75%**                         10/01/96      2,500       2,500,000
   Peninsula Ports Authority of Virginia Port
     Facility Refunding RB (CSX Transportation,
     Inc. Project) Series 1992 DN
     3.55%**                         10/10/96      1,000       1,000,000
   Prince William County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1986 MB
     3.85%                           01/15/97        300         300,000
   Richmond IDA RB (Halifax Paper Board Co.
     Project) Series 1990 DN
     4.00%**                         10/07/96        510         510,000
   Roanoke IDA Hospital RB (Carillon Health
     System Project) Series 1995C DN
     3.75%**                         10/07/96      1,300       1,300,000
   Roanoke IDA Hospital RB (Carillon Health
     System Project) Series 1995D DN
     3.75%**                         10/07/96      1,070       1,070,000
   Rockingham County IDA Higher Education
     Facilities RB (Eastern Mennonite University
     Project) Series 1995 DN
     3.85%**                         10/01/96      1,400       1,400,000

                 See accompanying notes to financial statements.

  AS OF SEPTEMBER 30, 1996

                                                           COMPASS CAPITAL FUNDS
--------------------------------------------------------------------------------
                                                    PAR
                                     MATURITY      (000)       VALUE
                                    ----------     -----    ------------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   South Hill IDA IDRB (South Hill Veneers Inc.
     Project) Series 1987 DN
     3.95%**                         10/07/96      $ 300      $ 300,000
   Virginia Housing Development Authority
     Housing RB (AHC Service Corp.
     Woodbury Park Project) Series 1987A DN
     3.90%**                         10/07/96      1,070      1,070,000
   Virginia Small Business Financing Authority
     IDRB (Coastal Development Group Project)
     Series 1989 DN
     4.00%**                         10/07/96        195        195,000
   Washington County IDA IDRB (MMFG Project)
     Series 1996 DN
     3.85%**                         10/01/96      1,825      1,825,000
   York County IDA PCRB (Virginia Electric &
     Power Co. Project) Series 1985 MB
     3.85%                           01/15/97        200        200,000
                                                            -----------
                                                             48,572,246
                                                            -----------
PUERTO RICO -- 9.0%
   Puerto Rico Highway and Transportation
     Authority Highway RB Series 1993X DN
     3.50%**                         10/01/96        200        200,000
   Puerto Rico Industrial, Medical, and
     Environmental Pollution Control Facilities
     Financing Authority RB (Inter-American
     University Project) Series 1988 MB
     3.20%                           10/04/96      2,500      2,500,000
   Puerto Rico Industrial, Medical, and
     Environmental Pollution Control Facilities
     Financing Authority RB (Key
     Pharmaceuticals Project) Series 1983 TECP
     3.80%                           12/01/96      1,500      1,500,786
   Puerto Rico Industrial, Medical, and
     Environmental Pollution Control Facilities
     Financing Authority RB (Reynolds Metals
     Co. Project) Series 1983 MB
     3.80%                           09/01/97        600        600,000
                                                            -----------
                                                              4,800,786
                                                            -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $53,373,032*)                               99.7%    53,373,032

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                        0.3%       147,590
                                                   ------   -----------
NET ASSETS (Equivalent to $1.00
  per share based on 38,552,810
  Institutional shares and 14,967,982
  Service shares outstanding)                      100.0%   $53,520,622
                                                   ======   ===========
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL AND
  SERVICE SHARE
  ($53,520,622 / 53,520,792)                                      $1.00
                                                                  =====

----------
  * Aggregate cost for Federal tax purposes.
 ** Rates shown are the rates as of September 30, 1996, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.



INVESTMENT ABBREVIATIONS
   BAN ................................Bond Anticipation Note
   DN ............................................Demand Note
   GO .....................................General Obligation
   IDA ......................Industrial Development Authority
   IDR ........................Industrial Development Revenue
   IDRB ..................Industrial Development Revenue Bond
   MB .........................................Municipal Bond
   PCR .............................Pollution Control Revenue
   PCRB .......................Pollution Control Revenue Bond
   RAN .............................Revenue Anticipation Note
   RB ...........................................Revenue Bond
   TAN .................................Tax Anticipation Note
   TECP ..........................Tax-Exempt Commercial Paper
   TRAN ....................Tax and Revenue Anticipation Note



                 See accompanying notes to financial statements.

  FOR THE PERIOD ENDED SEPTEMBER 30, 1996

  STATEMENTS OF OPERATIONS

                                                                                                           NEW JERSEY MUNICIPAL
                                                                                                          MONEY MARKET PORTFOLIO
                                                                                                      -----------------------------
                                                                                                          FOR THE         FOR THE
                                                                   U.S. TREASURY      MUNICIPAL       PERIOD 2/1/96   PERIOD 3/1/95
                                                 MONEY MARKET      MONEY MARKET      MONEY MARKET        THROUGH         THROUGH
                                                   PORTFOLIO         PORTFOLIO        PORTFOLIO          9/30/96         1/31/96
                                                 ------------      -------------     ------------     -------------   -------------
INVESTMENT INCOME:
Interest ......................................  $132,608,905       $63,498,298       $12,535,303       $1,857,843      $1,715,966
                                                 ------------       -----------       -----------       ----------      ----------
EXPENSES:
Investment advisory fee .......................     9,874,178         5,136,095         1,538,868          245,028         179,660
Administration fee ............................     3,476,736         1,884,424           600,233          100,515          80,404
Custodian fee .................................       377,881           222,081            82,292           15,838           8,188
Transfer agent fee ............................       797,521           394,772           138,026           28,268          27,407
Service fees ..................................     4,826,484         2,992,274           884,260          123,857           7,552
Distribution fees .............................       448,260            30,072             1,024           51,122           2,997
Legal and audit ...............................       218,671           114,344            28,360           14,046           6,831
Printing ......................................       184,050            69,031            20,111            5,040           3,488
Registration fees and expenses ................       356,649           130,385            75,363           15,507           5,012
Organization ..................................            --                --                --            5,312          10,845
Trustees' fees and officer's salary ...........        52,333            23,265             6,089            1,258           2,222
Other .........................................       122,968            49,706             9,568            1,051          (7,776)
                                                 ------------       -----------       -----------       ----------      ----------
                                                   20,735,731        11,046,449         3,384,194          606,842         326,830
Less fees voluntarily waived and
  expenses reimbursed .........................    (8,620,797)       (4,646,894)       (1,513,716)        (264,950)        (17,527)
                                                 ------------       -----------       -----------       ----------      ----------
  Total expenses ..............................    12,114,934         6,399,555         1,870,478          341,892         309,303
                                                 ------------       -----------       -----------       ----------      ----------
Net investment income .........................   120,493,971        57,098,743        10,664,825        1,515,951       1,406,663
                                                 ------------       -----------       -----------       ----------      ----------
Net realized gain (loss)
  on investments ..............................       143,906          (262,952)           39,648              529            (285)
                                                 ------------       -----------       -----------       ----------      ----------
Net increase in net assets resulting from
  operations ..................................  $120,637,877       $56,835,791       $10,704,473       $1,516,480      $1,406,378
                                                 ============       ===========       ===========       ==========      ==========

                 See accompanying notes to financial statements.

FOR THE PERIOD ENDED SEPTEMBER 30, 1996

                                                           COMPASS CAPITAL FUNDS



                                                    NORTH CAROLINA         OHIO        PENNSYLVANIA       VIRGINIA
                                                      MUNICIPAL         MUNICIPAL        MUNICIPAL        MUNICIPAL
                                                    MONEY MARKET      MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                     PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    --------------    ------------     -------------    ------------
INVESTMENT INCOME:
Interest ......................................       $3,406,073       $2,712,738        $18,355,910      $1,495,392
                                                      ----------       ----------        -----------      ----------
EXPENSES:
Investment advisory fee .......................          427,672          324,952          2,284,553         187,709
Administration fee ............................          165,818          124,647            888,686          73,560
Custodian fee .................................           28,565           22,882            104,013          18,291
Transfer agent fee ............................           45,167           24,941            191,060          28,046
Service fees ..................................           16,183          136,437            675,009          28,006
Distribution fees .............................              337           13,720            254,114              --
Legal and audit ...............................           12,801            9,914             49,459           8,119
Printing ......................................            2,706           13,394             24,290           1,650
Registration fees and expenses ................           13,463           12,482             58,672          14,764
Organization ..................................            5,691            4,740              4,564           6,515
Trustees' fees and officer's salary ...........            1,608            1,201              9,005             703
Other .........................................            1,976            2,321             10,781           1,552
                                                      ----------       ----------        -----------      ----------
                                                         721,987          691,631          4,554,206         368,915
Less fees voluntarily waived and
  expenses reimbursed .........................         (467,211)        (331,488)        (2,148,182)       (280,741)
                                                      ----------       ----------        -----------      ----------
  Total expenses ..............................          254,776          360,143          2,406,024          88,174
                                                      ----------       ----------        -----------      ----------
Net investment income .........................        3,151,297        2,352,595         15,949,886       1,407,218
                                                      ----------       ----------        -----------      ----------
Net realized gain (loss)
  on investments ..............................             (124)          (5,840)            (1,626)           (125)
                                                      ----------       ----------        -----------      ----------
Net increase in net assets resulting from
  operations ..................................       $3,151,173       $2,346,755        $15,948,260      $1,407,093
                                                      ==========       ==========        ===========      ==========

STATEMENTS OF CHANGES IN NET ASSETS
                                                           COMPASS CAPITAL FUNDS

                                                                                    U.S. TREASURY                  MUNICIPAL
                                              MONEY MARKET PORTFOLIO         MONEY MARKET PORTFOLIO         MONEY MARKET PORTFOLIO
                                         ------------------------------  ----------------------------    --------------------------
                                              FOR THE         FOR THE         FOR THE        FOR THE        FOR THE       FOR THE
                                            YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                                              9/30/96         9/30/95         9/30/96        9/30/95        9/30/96       9/30/95
                                         --------------  --------------  --------------   ------------   ------------  ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .............  $  120,493,971  $   79,182,033  $   57,098,743   $ 33,316,785   $ 10,664,825  $  8,384,671
    Net realized gain (loss) on
       investments ....................         143,906         (21,648)       (262,952)         6,023         39,648       (12,355)
                                         --------------  --------------  --------------   ------------   ------------  ------------
  Net increase in net assets
    resulting from operations .........     120,637,877      79,160,385      56,835,791     33,322,808     10,704,473     8,372,316
                                         --------------  --------------  --------------   ------------   ------------  ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ..............     (35,226,973)    (37,154,478)     (8,587,203)    (5,391,744)    (1,608,121)   (1,414,111)
    Service Shares ....................     (80,301,220)    (41,703,939)    (48,192,461)   (27,836,761)    (9,049,712)   (6,969,678)
    Investor A Shares .................      (4,962,819)       (323,561)       (319,079)       (88,280)        (6,992)         (882)
    Investor B Shares .................          (2,959)            (55)             --             --             --            --
                                         --------------  --------------  --------------   ------------   ------------  ------------
    Total distribution from net
      investment income ...............    (120,493,971)    (79,182,033)    (57,098,743)   (33,316,785)   (10,664,825)   (8,384,671)
                                         --------------  --------------  --------------   ------------   ------------  ------------
Distributions to shareholder from:
  Net realized gains:
  Institutional Shares ................              --              --          (2,194)            --             --            --
  Service Shares ......................              --              --          (8,923)            --             --            --
  Investor A Shares ...................              --              --             (28)            --             --            --
  Investor  B Shares ..................              --              --              --             --             --            --
                                         --------------  --------------  --------------   ------------   ------------  ------------
    Total distribution from net
      realized gains ..................              --              --         (11,145)            --             --            --
                                         --------------  --------------  --------------   ------------   ------------  ------------
    Total distributions to
      shareholders ....................    (120,493,971)    (79,182,033)    (57,109,888)   (33,316,785)   (10,664,825)   (8,384,671)
                                         --------------  --------------  --------------   ------------   ------------  ------------
Capital share transactions ............     466,501,738     775,145,746     460,767,915    260,770,269    (12,063,434)  155,432,888
                                         --------------  --------------  --------------   ------------   ------------  ------------
    Total increase (decrease) in
      net assets ......................     466,645,644     775,124,098     460,493,818    260,776,292    (12,023,786)  155,420,533
Net assets:
  Beginning of period .................   1,858,385,746   1,083,261,648     672,784,048    412,007,756    319,427,288   164,006,755
                                         --------------  --------------  --------------   ------------   ------------  ------------
  End of period .......................  $2,325,031,390  $1,858,385,746  $1,133,277,866   $672,784,048   $307,403,502  $319,427,288
                                         ==============  ==============  ==============   ============   ============  ============

                                                           COMPASS CAPITAL FUNDS


                                                       NEW JERSEY MUNICIPAL                NORTH CAROLINA MUNICIPAL
                                                      MONEY MARKET PORTFOLIO                MONEY MARKET PORTFOLIO
                                          ---------------------------------------------   --------------------------
                                              FOR THE          FOR THE         FOR THE       FOR THE       FOR THE
                                           PERIOD 2/1/96    PERIOD 3/1/95    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                          THROUGH 9/30/96  THROUGH 1/31/96    2/28/95       9/30/96       9/30/95
                                          ---------------  ---------------  -----------   ------------  ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .............     $  1,515,951     $  1,406,663   $   975,000   $  3,151,297  $  3,337,460
    Net realized gain (loss) on
       investments ....................              529             (285)       (7,000)          (124)          115
                                            ------------     ------------   -----------   ------------  ------------
  Net increase in net assets
    resulting from operations .........        1,516,480        1,406,378       968,000      3,151,173     3,337,575
                                            ------------     ------------   -----------   ------------  ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ..............          (32,970)          (5,649)           --     (2,984,694)   (3,322,447)
    Service Shares ....................       (1,161,646)      (1,388,324)*    (975,000)*     (164,443)      (14,791)
    Investor A Shares .................         (321,335)         (22,768)           --         (2,160)         (222)
    Investor B Shares .................               --               --            --             --            --
                                            ------------     ------------   -----------   ------------  ------------
    Total distribution from net
      investment income ...............       (1,515,951)      (1,416,741)     (975,000)    (3,151,297)   (3,337,460)
                                            ------------     ------------   -----------   ------------  ------------
Distributions to shareholder from:
  Net realized gains:
  Institutional Shares ................               --               --            --             --            --
  Service Shares ......................               --               --            --             --            --
  Investor A Shares ...................               --               --            --             --            --
  Investor  B Shares ..................               --               --            --             --            --
                                            ------------     ------------   -----------   ------------  ------------
    Total distribution from net
      realized gains ..................               --               --            --             --            --
                                            ------------     ------------   -----------   ------------  ------------
    Total distributions to
      shareholders ....................       (1,515,951)      (1,416,741)     (975,000)    (3,151,297)   (3,337,460)
                                            ------------     ------------   -----------   ------------  ------------
Capital share transactions ............        3,251,806       39,215,073     4,209,000     41,104,444     8,893,514
                                            ------------     ------------   -----------   ------------  ------------
    Total increase (decrease) in
      net assets ......................        3,252,335       39,204,710     4,202,000     41,104,320     8,893,629
Net assets:
  Beginning of period .................       82,814,710       43,610,000    39,408,000     78,566,526    69,672,897
                                            ------------     ------------   -----------   ------------  ------------
  End of period .......................     $ 86,067,045     $ 82,814,710   $43,610,000   $119,670,846  $ 78,566,526
                                            ============     ============   ===========   ============  ============


                                              OHIO MUNICIPAL          PENNSYLVANIA MUNICIPAL        VIRGINIA MUNICIPAL
                                          MONEY MARKET PORTFOLIO      MONEY MARKET PORTFOLIO      MONEY MARKET PORTFOLIO
                                        --------------------------  --------------------------  --------------------------
                                           FOR THE       FOR THE       FOR THE       FOR THE       FOR THE      FOR THE
                                         YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                          9/30/96       9/30/95       9/30/96       9/30/95       9/30/96      9/30/95
                                        ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ............. $  2,352,595  $  2,248,767  $ 15,949,886  $ 12,002,981  $  1,407,218  $    700,255
    Net realized gain (loss) on
       investments ....................       (5,840)           --        (1,626)       (1,459)         (125)          (66)
                                        ------------  ------------  ------------  ------------  ------------  ------------
  Net increase in net assets
    resulting from operations .........    2,346,755     2,248,767    15,948,260    12,001,522     1,407,093       700,189
                                        ------------  ------------  ------------  ------------  ------------  ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ..............     (821,771)     (614,141)   (7,707,679)   (7,756,121)   (1,123,148)     (685,237)
    Service Shares ....................   (1,439,522)   (1,633,831)   (6,766,857)   (4,239,580)     (284,070)      (15,018)
    Investor A Shares .................      (91,302)         (795)   (1,475,350)       (7,280)           --            --
    Investor B Shares .................           --            --            --            --            --            --
                                        ------------  ------------  ------------  ------------  ------------  ------------
    Total distribution from net
      investment income ...............   (2,352,595)   (2,248,767)  (15,949,886)  (12,002,981)   (1,407,218)     (700,255)
                                        ------------  ------------  ------------  ------------  ------------  ------------
Distributions to shareholder from:
  Net realized gains:
  Institutional Shares ................           --            --            --            --            --            --
  Service Shares ......................           --            --            --            --            --            --
  Investor A Shares ...................           --            --            --            --            --            --
  Investor  B Shares ..................           --            --            --            --            --            --
                                        ------------  ------------  ------------  ------------  ------------  ------------
    Total distribution from net
      realized gains ..................           --            --            --            --            --            --
                                        ------------  ------------  ------------  ------------  ------------  ------------
    Total distributions to
      shareholders ....................   (2,352,595)   (2,248,767)  (15,949,886)  (12,002,981)   (1,407,218)     (700,255)
                                        ------------  ------------  ------------  ------------  ------------  ------------
Capital share transactions ............   10,535,788    18,996,645   104,541,639   163,103,796    28,291,131    11,398,564
                                        ------------  ------------  ------------  ------------  ------------  ------------
    Total increase (decrease) in
      net assets ......................   10,529,948    18,996,645   104,540,013   163,102,337    28,291,006    11,398,498
Net assets:
  Beginning of period .................   73,611,171    54,614,526   381,903,417   218,801,080    25,229,616    13,831,118
                                        ------------  ------------  ------------  ------------  ------------  ------------
  End of period ....................... $ 84,141,119  $ 73,611,171  $486,443,430  $381,903,417  $ 53,520,622  $ 25,229,616
                                        ============  ============  ============  ============  ============  ============

----------------

* Service Shares includes all activity of the prior class of shares for all periods before January 13, 1996, the date of the merger.


                See accompanying notes to financial statements.

FOR THE PERIOD ENDED SEPTEMBER 30, 1996

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period


                                NET                                     DISTRIBUTIONS       NET                      NET
                               ASSET                    DISTRIBUTIONS     FROM NET         ASSET                   ASSETS
                               VALUE          NET         FROM NET        REALIZED         VALUE                   END OF
                             BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF      TOTAL        PERIOD
                             OF PERIOD      INCOME         INCOME           GAINS         PERIOD     RETURN         (000)
===============================================================================================================================
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
9/30/96                        $1.00        $0.0533       $(0.0533)         $0.00          $1.00       5.46%     $  587,730
9/30/95                         1.00         0.0564        (0.0564)          0.00           1.00       5.79         654,157
9/30/94                         1.00         0.0359        (0.0359)          0.00           1.00       3.64         502,972
8/2/93 1 through
  9/30/93                       1.00         0.0054        (0.0054)          0.00           1.00       0.54         435,586
SERVICE CLASS
9/30/96                        $1.00        $0.0503       $(0.0503)         $0.00          $1.00       5.15%     $1,575,064
9/30/95                         1.00         0.0534        (0.0534)          0.00           1.00       5.48       1,194,017
9/30/94                         1.00         0.0333        (0.0333)          0.00           1.00       3.37         575,948
9/30/93                         1.00         0.0274        (0.0274)          0.00           1.00       2.77         415,328
9/30/92                         1.00         0.0391        (0.0391)          0.00           1.00       4.05         838,012
INVESTOR A CLASS
9/30/96                        $1.00        $0.0485       $(0.0485)         $0.00          $1.00       4.96%     $  162,099
9/30/95                         1.00         0.0511        (0.0511)          0.00           1.00       5.23          10,185
9/30/94                         1.00         0.0308        (0.0308)          0.00           1.00       3.12           4,342
1/13/93 1 through
  9/30/93                       1.00         0.0188        (0.0188)          0.00           1.00       1.89              49
INVESTOR B CLASS
9/30/96                        $1.00        $0.0426       $(0.0426)         $0.00          $1.00       4.34%         $  138
9/15/95 1 through
  9/30/95                       1.00         0.0020        (0.0020)          0.00           1.00       0.20              27
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
9/30/96                        $1.00        $0.0519       $(0.0519)         $0.00          $1.00       5.32%     $  167,193
9/30/95                         1.00         0.0555        (0.0555)          0.00           1.00       5.69         120,540
9/30/94                         1.00         0.0357        (0.0357)          0.00           1.00       3.63          37,519
8/2/93 1 through
  9/30/93                       1.00         0.0049        (0.0049)          0.00           1.00       0.49          13,513
SERVICE CLASS
9/30/96                        $1.00        $0.0489       $(0.0489)         $0.00          $1.00       5.00%     $  955,454
9/30/95                         1.00         0.0525        (0.0525)          0.00           1.00       5.38         550,959
9/30/94                         1.00         0.0331        (0.0331)          0.00           1.00       3.36         372,883
9/30/93                         1.00         0.0269        (0.0269)          0.00           1.00       2.72         185,400
9/30/92                         1.00         0.0394        (0.0394)          0.00           1.00       4.01         160,269
INVESTOR A CLASS
9/30/96                        $1.00        $0.0467       $(0.0467)         $0.00          $1.00       4.77%     $   10,630
9/30/95                         1.00         0.0501        (0.0501)          0.00           1.00       5.13           1,285
9/30/94                         1.00         0.0309        (0.0309)          0.00           1.00       3.11           1,656
1/14/93 1 through
  9/30/93                       1.00         0.0183        (0.0183)          0.00           1.00       1.85              50
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
9/30/96                        $1.00        $0.0339       $(0.0339)         $0.00          $1.00       3.41%     $   43,936
9/30/95                         1.00         0.0364        (0.0364)          0.00           1.00       3.70          53,778
9/30/94                         1.00         0.0246        (0.0246)          0.00           1.00       2.48          30,608
8/2/93 1 through
  9/30/93                       1.00         0.0040        (0.0040)          0.00           1.00       0.40          39,148

                See accompanying notes to financial statements.

FOR THE PERIOD ENDED SEPTEMBER 30, 1996

                                                           COMPASS CAPITAL FUNDS

                                                                                       RATIO OF NET
                                             RATIO OF EXPENSES                       INVESTMENT INCOME
                                RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                               EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                              AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                                 ASSETS          WAIVERS)             ASSETS             WAIVERS)
======================================================================================================
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
9/30/96                           0.29%             0.65%               5.34%              4.98%
9/30/95                           0.27              0.64                5.66               5.28
9/30/94                           0.25              0.66                3.64               3.23
8/2/93 1 through
  9/30/93                         0.27 2            0.38 2              3.01 2             2.90 2
SERVICE CLASS
9/30/96                           0.59%             0.95%               5.00%              4.64%
9/30/95                           0.57              0.94                5.35               4.98
9/30/94                           0.51              0.92                3.35               2.95
9/30/93                           0.59              0.70                2.73               2.62
9/30/92                           0.61              0.66                3.86               3.81
INVESTOR A CLASS
9/30/96                           0.74%             1.10%               4.81%              4.45%
9/30/95                           0.81              1.19                5.15               4.78
9/30/94                           0.75              1.16                3.39               2.98
1/13/93 1 through
  9/30/93                         0.67 2            0.78 2              2.62 2             2.51 2
INVESTOR B CLASS
9/30/96                           1.36%             1.73%               4.18%              3.82%
9/15/95 1 through
  9/30/95                         1.34 2            1.72 2              4.582              4.20 2
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
9/30/96                           0.29%             0.69%               5.18%              4.78%
9/30/95                           0.27              0.69                5.64               5.22
9/30/94                           0.25              0.70                3.69               3.24
8/2/93 1 through
  9/30/93                         0.25              0.38 2              3.01 2             2.88 2
SERVICE CLASS
9/30/96                           0.59%             0.99%               4.84%              4.45%
9/30/95                           0.57              0.98                5.27               4.85
9/30/94                           0.52              0.97                3.42               2.97
9/30/93                           0.60              0.73                2.68               2.55
9/30/92                           0.62              0.67                3.91               3.86
INVESTOR A CLASS
9/30/96                           0.79%             1.19%               4.60%              4.20%
9/30/95                           0.80              1.21                5.03               4.62
9/30/94                           0.75              1.20                3.60               3.14
1/14/93 1 through
  9/30/93                         0.65 2            0.78 2              2.57 2             2.44 2
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
9/30/96                           0.29%             0.73%               3.37%              2.93%
9/30/95                           0.27              0.71                3.64               3.20
9/30/94                           0.25              0.73                2.48               2.01
8/2/93 1 through
  9/30/93                         0.25 2            0.36 2              2.45 2             2.34 2

                See accompanying notes to financial statements.

FOR THE PERIOD ENDED SEPTEMBER 30, 1996


                                NET                                     DISTRIBUTIONS       NET                         NET
                               ASSET                    DISTRIBUTIONS     FROM NET         ASSET                      ASSETS
                               VALUE          NET         FROM NET        REALIZED         VALUE                      END OF
                             BEGINNING    INVESTMENT     INVESTMENT        CAPITAL        END OF         TOTAL        PERIOD
                             OF PERIOD      INCOME         INCOME           GAINS         PERIOD        RETURN         (000)
==================================================================================================================================
--------------------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
--------------------------------------------
SERVICE CLASS
9/30/96                        $1.00        $0.0309       $(0.0309)         $0.00          $1.00         3.10%       $261,617
9/30/95                         1.00         0.0334        (0.0334)          0.00           1.00         3.39         265,629
9/30/94                         1.00         0.0219        (0.0219)          0.00           1.00         2.20         133,358
9/30/93                         1.00         0.0205        (0.0205)          0.00           1.00         2.10          93,937
9/30/92                         1.00         0.0281        (0.0281)          0.00           1.00         2.85         125,152
INVESTOR A CLASS
9/30/96                        $1.00        $0.0288       $(0.0288)         $0.00          $1.00         2.88%       $  1,851
9/30/95                         1.00         0.0311        (0.0311)          0.00           1.00         3.15              20
9/30/94                         1.00         0.0193        (0.0193)          0.00           1.00         1.95              41
11/02/92 1 through
  9/30/93                       1.00         0.0181        (0.0181)          0.00           1.00         1.83              15
-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
2/1/96 through
  9/30/96                      $1.00        $0.0207       $(0.0207)         $0.00          $1.00         2.09%       $    614
1/16/96 1 through
  1/31/96                       1.00         0.0000        (0.0000)          0.00           1.00         3.07           4,195
SERVICE CLASS
2/1/96 through
  9/30/96                      $1.00        $0.0187       $(0.0187)         $0.00          $1.00         1.89%       $ 68,139
3/1/95 through
  1/31/96                       1.00         0.0300        (0.0300)          0.00           1.00         3.23          56,958
2/28/95                         1.00         0.0200        (0.0200)          0.00           1.00         2.46          43,610
2/28/94                         1.00         0.0200        (0.0200)          0.00           1.00         1.79          39,408
2/28/93                         1.00         0.0200        (0.0200)          0.00           1.00         2.19          38,836
7/1/91 1 through
  2/29/92                       1.00         0.0200        (0.0200)          0.00           1.00         3.53          35,005
INVESTOR A CLASS
2/1/96 through
  9/30/96                      $1.00        $0.0175       $(0.0175)         $0.00          $1.00         1.76%       $ 17,314
1/16/96 1 through
  1/31/96                       1.00         0.0000        (0.0000)          0.00           1.00         2.66          21,662
-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
9/30/96                        $1.00        $0.0338       $(0.0338)         $0.00          $1.00         3.43%       $112,097
9/30/95                         1.00         0.0359        (0.0359)          0.00           1.00         3.65          76,673
9/30/94                         1.00         0.0249        (0.0249)          0.00           1.00         2.52          69,673
5/4/93 1 through
  9/30/93                       1.00         0.0097        (0.0097)          0.00           1.00         0.97          34,135
SERVICE CLASS
9/30/96                        $1.00        $0.0308       $(0.0308)         $0.00          $1.00         3.12%       $  7,463
11/1/94 4 through
  9/30/95                       1.00         0.0305        (0.0305)          0.00           1.00         3.11           1,841
4/29/94 1 through
  9/30/94                       1.00         0.0099        (0.0099)          0.00           1.00         0.99            -- 3
INVESTOR A CLASS
9/30/96                        $1.00        $0.0286       $(0.0286)         $0.00          $1.00         2.90%       $    111
2/14/95 1 through
  9/30/95                       1.00         0.0194        (0.0194)          0.00           1.00         1.95              53

                 See accompanying notes to financial statements.

Share Outstanding Throughout the Period

                                                           COMPASS CAPITAL FUNDS

                                                                                         RATIO OF NET
                                              RATIO OF EXPENSES                       INVESTMENT INCOME
                                 RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                               AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                                 ASSETS           WAIVERS)             ASSETS             WAIVERS)
=======================================================================================================
--------------------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
--------------------------------------------
SERVICE CLASS
9/30/96                           0.59%             1.03%               3.08%              2.64%
9/30/95                           0.57              1.01                3.35               2.91
9/30/94                           0.51              0.99                2.18               1.71
9/30/93                           0.61              0.72                2.02               1.91
9/30/92                           0.63              0.68                2.78               2.73
INVESTOR A CLASS
9/30/96                           0.77%             1.21%               2.80%              2.36%
9/30/95                           0.79              1.23                3.08               2.64
9/30/94                           0.75              1.23                2.05               1.58
11/02/92 1 through
  9/30/93                         0.72 2            0.83 2              2.23 2             2.12 2
-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
2/1/96 through
  9/30/96                         0.29% 2           0.78% 2             3.07% 2            2.58% 2
1/16/96 1 through
  1/31/96                         0.29 2            0.78 2              3.07 2             2.58 2
SERVICE CLASS
2/1/96 through
  9/30/96                         0.59% 2           1.08% 2             2.82% 2            2.33% 2
3/1/95 through
  1/31/96                         0.70 2            0.74 2              3.17 2             3.13 2
2/28/95                           0.63              0.70                2.46               2.39
2/28/94                           0.65              0.72                1.77               1.70
2/28/93                           0.73              0.76                2.17               2.14
7/1/91 1 through
  2/29/92                         0.47 2            0.62 2              3.44 2             3.29 2
INVESTOR A CLASS
2/1/96 through
  9/30/96                         0.78% 2           1.27% 2             2.63% 2            2.15% 2
1/16/96 1 through
  1/31/96                         0.71 2            1.20 2              2.66 2             2.17 2
-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
9/30/96                           0.25%             0.74%               3.33%              2.84%
9/30/95                           0.21              0.74                3.61               3.08
9/30/94                           0.10              0.76                2.53               1.87
5/4/93 1 through
  9/30/93                         0.10 2            0.81 2              2.35 2             1.64 2
SERVICE CLASS
9/30/96                           0.55%             1.04%               3.06%              2.56%
11/1/94 4 through
  9/30/95                         0.55 2            1.08 2              3.34 2             2.81 2
4/29/94 1 through
  9/30/94                         0.36 2            1.02 2              2.54 2             1.87 2
INVESTOR A CLASS
9/30/96                           0.76%             1.25%               2.83%              2.34%
2/14/95 1 through
  9/30/95                         0.83 2            1.36 2              3.05 2             2.52 2


                 See accompanying notes to financial statements.

FOR THE PERIOD ENDED SEPTEMBER 30, 1996



                                NET                                     DISTRIBUTIONS       NET                        NET
                               ASSET                    DISTRIBUTIONS     FROM NET         ASSET                     ASSETS
                               VALUE          NET         FROM NET        REALIZED         VALUE                     END OF
                             BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF        TOTAL        PERIOD
                             OF PERIOD      INCOME         INCOME          GAINS          PERIOD        RETURN        (000)
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------
OHIO MUNICIPAL MONEY MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
9/30/96                        $1.00        $0.0346       $(0.0346)         $0.00          $1.00         3.52%       $ 32,944
9/30/95                         1.00         0.0363        (0.0363)          0.00           1.00         3.69          23,679
9/30/94                         1.00         0.0252        (0.0252)          0.00           1.00         2.55          10,521
6/10/93 1 through
  9/30/93                       1.00         0.0073        (0.0073)          0.00           1.00         0.73          12,026
SERVICE CLASS
9/30/96                        $1.00        $0.0316       $(0.0316)         $0.00          $1.00         3.21%       $ 45,525
9/30/95                         1.00         0.0333        (0.0333)          0.00           1.00         3.38          49,857
9/30/94                         1.00         0.0225        (0.0225)          0.00           1.00         2.27          44,066
6/1/93 1 through
  9/30/93                       1.00         0.0074        (0.0074)          0.00           1.00         0.75          15,239
INVESTOR A CLASS
9/30/96                        $1.00        $0.0293       $(0.0293)         $0.00          $1.00         2.98%        $ 5,672
9/30/95                         1.00         0.0310        (0.0310)          0.00           1.00         3.15              75
10/5/93 1 through
  9/30/94                       1.00         0.0199        (0.0199)          0.00           1.00         2.01              28
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
9/30/96                        $1.00        $0.0334       $(0.0334)         $0.00          $1.00         3.40%       $198,822
9/30/95                         1.00         0.0355        (0.0355)          0.00           1.00         3.61         233,413
9/30/94                         1.00         0.0247        (0.0247)          0.00           1.00         2.49         158,102
6/1/93 1 through
  9/30/93                       1.00         0.0078        (0.0078)          0.00           1.00         0.78           2,242
SERVICE CLASS
9/30/96                        $1.00        $0.0304       $(0.0304)         $0.00          $1.00         3.04%       $224,197
9/30/95                         1.00         0.0325        (0.0325)          0.00           1.00         3.33         147,739
9/30/94                         1.00         0.0221        (0.0221)          0.00           1.00         2.24          60,560
6/11/93 1 through
  9/30/93                       1.00         0.0074        (0.0074)          0.00           1.00         0.74           8,919
INVESTOR A CLASS
9/30/96                        $1.00        $0.0281       $(0.0281)         $0.00          $1.00         2.90%       $ 63,424
9/30/95                         1.00         0.0302        (0.0302)          0.00           1.00         3.06             750
12/28/93 1 through
  9/30/94                       1.00         0.0153        (0.0153)          0.00           1.00         1.58             139
-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
9/30/96                        $1.00        $0.0348       $(0.0348)         $0.00          $1.00         3.54%       $ 38,553
9/30/95                         1.00         0.0368        (0.0368)          0.00           1.00         3.74          24,409
7/25/94 1 through
  9/30/94                       1.00         0.0053        (0.0053)          0.00           1.00         0.53          13,831
SERVICE CLASS
9/30/96                        $1.00        $0.0318       $(0.0318)         $0.00          $1.00         3.25%       $ 14,968
10/11/94 1 through
  9/30/95                       1.00         0.0330        (0.0330)          0.00           1.00         3.35             821

                See accompanying notes to financial statements.

For a Share Outstanding Throughout the Period

                                                           COMPASS CAPITAL FUNDS

                                                                                         RATIO OF NET
                                              RATIO OF EXPENSES                       INVESTMENT INCOME
                                 RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                               AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                                  ASSETS           WAIVERS             ASSETS              WAIVERS
-------------------------------------------------------------------------------------------------------
-------------------------------------------
OHIO MUNICIPAL MONEY MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
9/30/96                            0.29%             0.75%               3.47%              3.01%
9/30/95                            0.27              0.73                3.66               3.20
9/30/94                            0.13              0.77                2.56               1.93
6/10/93 1 through
  9/30/93                          0.10 2            0.83 2              2.45 2             1.72 2
SERVICE CLASS
9/30/96                            0.59%             1.05%               3.17%              2.71%
9/30/95                            0.57              1.03                3.35               2.89
9/30/94                            0.40              1.04                2.29               1.65
6/1/93 1 through
  9/30/93                          0.23 2            0.96 2              2.23 2             1.50 2
INVESTOR A CLASS
9/30/96                            0.79%             1.25%               2.88%              2.42%
9/30/95                            0.80              1.26                3.02               2.56
10/5/93 1 through
  9/30/94                          0.62 2            1.26 2              1.94 2             1.30 2
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
9/30/96                            0.29%             0.71%               3.34%              2.92%
9/30/95                            0.26              0.68                3.54               3.12
9/30/94                            0.16              0.73                2.64               2.07
6/1/93 1 through
  9/30/93                          0.09 2            0.97 2              2.15 2             1.27 2
SERVICE CLASS
9/30/96                            0.59%             1.01%               3.02%              2.59%
9/30/95                            0.57              0.99                3.29               2.87
9/30/94                            0.42              0.99                2.31               1.75
6/11/93 1 through
  9/30/93                          0.32 2            1.20 2              2.42 2             1.54 2
INVESTOR A CLASS
9/30/96                            0.81%             1.23%               2.81%              2.39%
9/30/95                            0.82              1.24                3.03               2.61
12/28/93 1 through
  9/30/94                          0.65 2            1.22 2              2.11 2             1.54 2
-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
9/30/96                            0.14%             0.82%               3.47%              2.79%
9/30/95                            0.10              0.95                3.71               2.86
7/25/94 1 through
  9/30/94                          0.10 2            1.02 2              2.89 2             1.97 2
SERVICE CLASS
9/30/96                            0.45%             1.12%               3.05%              2.38%
10/11/94 1 through
  9/30/95                          0.40 2            1.25 2              3.50 2             2.65 2

1  Commencement of operations of share class.
2  Annualized.
3 There were no Service Shares outstanding as of September 30, 1994. 4 Reissuance of Shares.

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

     Compass Capital FundsSM ("the Fund") (formerly The  PNC(REGISTRATION  MARK)
Fund) was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 29 publicly-offered portfolios, eight of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Portfolios of the Fund offer as many as five classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

------------------------------------------------------------------------------------------------------------------------------------
           Portfolio                                                  Share Classes
------------------------------------------------------------------------------------------------------------------------------------
                         Institutional               Service            Investor A            Investor B            Investor C
------------------------------------------------------------------------------------------------------------------------------------
                         Contractual  Actual  Contractual  Actual   Contractual  Actual   Contractual   Actual  Contractual  Actual
                            Fees     Fees (4)   Fees (1)  Fees (4)   Fees (2)   Fees (4)    Fees (3)   Fees (4)   Fees (3)  Fees (4)
------------------------------------------------------------------------------------------------------------------------------------
 Money Market               None       None      0.30%     0.30%      0.50%      0.40%       1.15%      1.00%      1.15%      N/A
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Money
   Market                   None       None      0.30%     0.30%      0.50%      0.40%       1.15%      1.00%      1.15%      N/A
------------------------------------------------------------------------------------------------------------------------------------
 Municipal Money
   Market                   None       None      0.30%     0.30%      0.50%      0.40%       1.15%      1.00%      1.15%      N/A
------------------------------------------------------------------------------------------------------------------------------------
 New Jersey Municipal
   Money Market             None       None      0.30%     0.30%      0.50%      0.40%       1.15%      1.00%      1.15%      N/A
------------------------------------------------------------------------------------------------------------------------------------
 North Carolina Municipal
   Money Market             None       None      0.30%     0.30%      0.50%      0.40%       1.15%      1.00%      1.15%      N/A
------------------------------------------------------------------------------------------------------------------------------------
 Ohio Municipal Money
   Market                   None       None      0.30%     0.30%      0.50%      0.40%       1.15%      1.00%      1.15%      N/A
------------------------------------------------------------------------------------------------------------------------------------
 Pennsylvania Municipal
   Money Market             None       None      0.30%     0.30%      0.50%      0.40%       1.15%      1.00%      1.15%      N/A
------------------------------------------------------------------------------------------------------------------------------------
 Virginia Municipal
   Money Market             None       None      0.30%     0.30%      0.50%      0.40%       1.15%      1.00%      1.15%      N/A
------------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of September 30, 1996.

In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net asset of such respective classes.

(A) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the  security.  Regular  review and  monitoring  of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share of each Portfolio at $1.00.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal

                                                           COMPASS CAPITAL FUNDS

income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     ORGANIZATION COSTS -- Costs incurred by each Portfolio in connection with its organization, registration and initial public offering have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date on which each Portfolio commenced its investment activities.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, PNC Asset Management Group, Inc. ("PAMG"), a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment adviser for all the Portfolios. PNC Institutional Management Corporation ("PIMC"), a wholly-owned subsidiary of PAMG, serves as sub-adviser to the Portfolios. PNC Bank, PAMG and PIMC are indirect wholly-owned subsidiary of PNC Bank Corp.

     For its advisory services, PAMG is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average daily net assets: .45% of the first $1 billion, .40% of the next $1 billion, .375% of the next $1 billion, and .35% of net assets in excess of $3 billion.

     PAMG may, at its discretion, waive all or any portion of its advisory fees for any Portfolio. For the period ended September 30, 1996, advisory fees and waivers for each Portfolio were as follows:

                                                             GROSS                             NET
                                                          ADVISORY FEE       WAIVER       ADVISORY FEE
                                                          ------------     ----------     ------------
     Money Market Portfolio .............................   $9,874,178     $8,108,997      $1,765,181
     U.S. Treasury Money Market Portfolio ...............    5,136,095      4,330,008         806,087
     Municipal Money Market Portfolio ...................    1,538,868      1,333,685         205,183
     New Jersey Municipal Money Market Portfolio ........      245,028        212,365          32,663
     North Carolina Municipal Money Market Portfolio ....      427,672        370,649          57,023
     Ohio Municipal Money Market Portfolio ..............      324,952        281,625          43,327
     Pennsylvania Municipal Money Market Portfolio ......    2,284,553      1,979,946         304,607
     Virginia Municipal Money Market Portfolio ..........      187,709        187,709              --

     PAMG pays PIMC for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., Compass Capital Group, Inc. ("CCG"), an indirect wholly-owned subsidiary of PNC Bank Corp., and Compass Distributors, Inc. ("CDI") act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .18% of the first $500 million, .16% of the next $500 million, .14% of the next $1 billion and .13% of average daily net assets in excess of $2 billion.

     PFPC, CDI and CCG may, at their discretion, voluntarily waive all or any portion of their administration fees for any Portfolio. For the period ended September 30, 1996, administration fees and waivers for each Portfolio were as follows:

                                                                      GROSS                            NET
                                                                 ADMINISTRATION                  ADMINISTRATION
                                                                      FEE             WAIVER          FEE
                                                                 --------------    ---------     --------------
     Money Market Portfolio ....................................  $3,476,736       $511,800        $2,964,936
     U.S. Treasury Money Market Portfolio ......................   1,884,424        316,886         1,567,538
     Municipal Money Market Portfolio ..........................     600,233        180,031           420,202
     New Jersey Municipal Money Market Portfolio ...............     100,515         52,585            47,930
     North Carolina Municipal Money Market Portfolio ...........     165,818         96,562            69,256
     Ohio Municipal Money Market Portfolio .....................     124,647         49,863            74,784
     Pennsylvania Municipal Money Market Portfolio .............     888,686        168,236           720,450
     Virginia Municipal Money Market Portfolio .................      73,560         73,560                --


     In addition, PNC Bank serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     PAMG, PFPC, CCG and CDI also voluntarily agreed to reimburse expenses in the amount of $19,472 with respect to the Virginia Municipal Money Market Portfolio for the period ended September 30, 1996.

     PAMG, PIMC, PFPC, CCG and CDI also agreed for the periods ended September 30, 1996 to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation. No such reimbursements were necessary for the periods ended September 30, 1996.

(C) CAPITAL SHARES

     Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments, and redemptions is the same as the dollar amounts shown below for such transactions.

     Transactions in capital shares for each period were as follows:

                                                    MONEY MARKET PORTFOLIO
                                            -----------------------------------
                                                FOR THE             FOR THE
                                               YEAR ENDED         YEAR ENDED
                                                 9/30/96            9/30/95
                                            ---------------     ---------------
Shares sold:
     Institutional Class .................   $1,482,131,945      $1,188,546,232
     Service Class .......................    5,718,258,415       4,367,213,560
     Investor A Class ....................      295,686,679          23,968,550
     Investor B Class ....................          115,764              27,272
Shares issued in merger:
     Institutional Class .................               --                  --
     Service Class .......................      547,306,029                  --
     Investor A Class ....................               --                  --
     Investor B Class ....................               --                  --
Shares issued in reinvestment of
   dividends:
     Institutional Class .................           13,156               6,090
     Service Class .......................        8,291,571           6,071,308
     Investor A Class ....................        4,364,346             295,866
     Investor B Class ....................            1,233                  --
Shares redeemed:
     Institutional Class .................   (1,548,608,564)     (1,037,357,343)
     Service Class .......................   (5,892,912,622)     (3,755,203,797)
     Investor A Class ....................     (148,141,000)        (18,421,612)
     Investor B Class ....................           (5,214)               (380)
                                             --------------      --------------
     Net increase ........................   $  466,501,738      $  775,145,746
                                             ==============      ==============

                                                    COMPASS CAPITAL FUNDS

                                                     U.S. TREASURY MONEY
                                                      MARKET PORTFOLIO
                                            -----------------------------------
                                               FOR THE             FOR THE
                                              YEAR ENDED          YEAR ENDED
                                                9/30/96             9/30/95
                                            --------------     ----------------
Shares sold:
     Institutional Class .............     $ 1,652,699,602      $   919,144,341
     Service Class ...................       4,101,838,413        2,569,753,154
     Investor A Class ................          34,222,155            4,597,795
     Investor B Class ................                --                   --
Shares issued in merger:
     Institutional Class .............                --                   --
     Service Class ...................         607,933,669                 --
     Investor A Class ................                --                   --
     Investor B Class ................                --                   --
Shares issued in reinvestment of
   dividends:
     Institutional Class .............             108,431                 --
     Service Class ...................           4,272,818            4,210,613
     Investor A Class ................             281,392               82,648
     Investor B Class ................                --                   --
Shares redeemed:
     Institutional Class .............      (1,606,090,964)        (836,123,978)
     Service Class ...................      (4,309,339,833)      (2,395,843,440)
     Investor A Class ................         (25,157,768)          (5,050,864)
     Investor B Class ................                --                   --
                                           ---------------      ---------------
     Net increase ....................     $   460,767,915      $   260,770,269
                                           ===============      ===============


                                                           MUNICIPAL
                                                     MONEY MARKET PORTFOLIO
                                                -------------------------------
                                                   FOR THE           FOR THE
                                                  YEAR ENDED        YEAR ENDED
                                                   9/30/96           9/30/95
                                                -------------     -------------
Shares sold:
     Institutional Class ...................    $ 254,290,132     $ 148,945,410
     Service Class .........................      927,781,113       944,793,126
     Investor A Class ......................        2,752,567             4,303
Shares issued in merger:
     Institutional Class ...................             --                --
     Service Class .........................       37,389,008              --
     Investor A Class ......................             --                --
Shares issued in reinvestment of dividends:
     Institutional Class ...................            4,754              --
     Service Class .........................        1,419,165           961,327
     Investor A Class ......................            4,669               915
Shares redeemed:
     Institutional Class ...................     (264,142,296)     (125,774,118)
     Service Class .........................     (970,636,798)     (813,471,594)
     Investor A Class ......................         (925,748)          (26,481)
                                                -------------     -------------
     Net increase (decrease) ...............    $ (12,063,434)    $ 155,432,888
                                                =============     =============

                                                                 NEW JERSEY MUNICIPAL
                                                                MONEY MARKET PORTFOLIO
                                                   -------------------------------------------------
                                                      FOR THE           FOR THE
                                                      PERIOD            PERIOD
                                                      2/1/96            3/1/95           FOR THE
                                                      THROUGH           THROUGH        YEAR ENDED
                                                      9/30/96           1/31/96          2/28/95
                                                   -------------     -------------     -------------
Prior Class
     Exchanged in merger ......................    $        --       $ (56,147,148)    $        --
     Shares sold ..............................             --          68,505,533        70,309,000
     Shares issued in reinvestment of dividends             --             124,356            64,000
     Shares redeemed ..........................             --         (56,100,370)      (66,164,000)
                                                   -------------     -------------     -------------
                                                            --         (43,617,629)        4,209,000
Institutional Class
     Shares sold ..............................        1,780,000              --                --
     Shares issued in merger ..................             --           4,195,000              --
     Shares issued in reinvestment of dividends             --                --                --
     Shares redeemed ..........................       (5,360,808)             --                --
                                                   -------------     -------------     -------------
                                                      (3,580,808)        4,195,000              --
Service Class
     Exchanged in merger ......................             --          56,154,777              --
     Shares sold ..............................      115,679,773         2,238,112              --
     Shares issued in merger ..................             --             559,547              --
     Shares issued in reinvestment of dividends           97,257              --                --
     Shares redeemed ..........................     (104,595,622)       (1,976,807)             --
                                                   -------------     -------------     -------------
                                                      11,181,408        56,975,629              --
Investor A Class
     Shares sold ..............................       39,216,216        12,203,184              --
     Shares issued in merger ..................             --          12,053,281              --
     Shares issued in reinvestment of dividends          325,948            45,768              --
     Shares redeemed ..........................      (43,890,958)       (2,640,160)             --
                                                   -------------     -------------     -------------
                                                      (4,348,794)       21,662,073              --
                                                   -------------     -------------     -------------
     Net increase .............................    $   3,251,806     $  39,215,073     $   4,209,000
                                                   =============     =============     =============

                                                           COMPASS CAPITAL FUNDS

                                                   NORTH CAROLINA MUNICIPAL
                                                    MONEY MARKET PORTFOLIO
                                               -------------------------------
                                                 FOR THE            FOR THE
                                                YEAR ENDED         YEAR ENDED
                                                  9/30/96            9/30/95
                                               -------------     -------------
Shares sold:
     Institutional Class ..................    $ 371,920,387     $ 391,610,480
     Service Class ........................       30,131,643         5,766,832
     Investor A Class .....................           56,500            52,600
Shares issued in merger:
     Institutional Class ..................             --                --
     Service Class ........................             --                --
     Investor A Class .....................             --                --
Shares issued in reinvestment of dividends:
     Institutional Class ..................              478            13,036
     Service Class ........................          136,347             7,099
     Investor A Class .....................            2,202                99
Shares redeemed:
     Institutional Class ..................     (336,496,796)     (384,623,190)
     Service Class ........................      (24,645,317)       (3,933,442)
     Investor A Class .....................           (1,000)             --
                                               -------------     -------------
     Net increase .........................    $  41,104,444     $   8,893,514
                                               =============     =============



                                                         OHIO MUNICIPAL
                                                     MONEY MARKET PORTFOLIO
                                               -------------------------------
                                                  FOR THE           FOR THE
                                                 YEAR ENDED        YEAR ENDED
                                                   9/30/96          9/30/95
                                               -------------     -------------
Shares sold:
     Institutional Class ..................    $ 279,900,577     $ 122,539,501
     Service Class ........................       97,424,650       111,982,459
     Investor A Class .....................       21,631,388           159,749
Shares issued in merger:
     Institutional Class ..................             --                --
     Service Class ........................             --                --
     Investor A Class .....................             --                --
Shares issued in reinvestment of dividends:
     Institutional Class ..................           96,704             3,239
     Service Class ........................          536,941           496,048
     Investor A Class .....................           87,588               650
Shares redeemed:
     Institutional Class ..................     (270,730,685)     (109,384,069)
     Service Class ........................     (102,290,339)     (106,687,592)
     Investor A Class .....................      (16,121,036)         (113,340)
                                               -------------     -------------
     Net increase .........................    $  10,535,788     $  18,996,645
                                               =============     =============

                                                     PENNSYLVANIA MUNICIPAL
                                                     MONEY MARKET PORTFOLIO
                                               -------------------------------
                                                  FOR THE           FOR THE
                                                 YEAR ENDED        YEAR ENDED
                                                  9/30/96           9/30/95
                                               -------------     -------------
Shares sold:
     Institutional Class ..................    $ 699,970,106     $ 576,760,145
     Service Class ........................      510,380,872       301,727,871
     Investor A Class .....................      344,023,126           933,231
Shares issued in merger:
     Institutional Class ..................             --                --
     Service Class ........................       51,341,917              --
     Investor A Class .....................             --                --
Shares issued in reinvestment of dividends:
     Institutional Class ..................           81,419            44,093
     Service Class ........................          976,100           597,907
     Investor A Class .....................        1,434,393             6,129
Shares redeemed:
     Institutional Class ..................     (734,642,456)     (501,492,214)
     Service Class ........................     (486,239,639)     (215,145,532)
     Investor A Class .....................     (282,784,199)         (327,834)
                                               -------------     -------------
     Net increase .........................    $ 104,541,639     $ 163,103,796
                                               =============     =============


                                                    VIRGINIA MUNICIPAL
                                                  MONEY MARKET PORTFOLIO
                                               -----------------------------
                                                                  FOR THE
                                                                  PERIOD
                                                  FOR THE        07/25/94 1
                                                 YEAR ENDED       THROUGH
                                                  9/30/96         9/30/95
                                               ------------     ------------
Shares sold:
     Institutional Class ..................    $ 87,292,017     $ 46,235,242
     Service Class ........................      39,822,130        1,960,784
     Investor A Class .....................            --               --
Shares issued in reinvestment of dividends:
     Institutional Class ..................            --               --
     Service Class ........................         106,079             --
     Investor A Class .....................            --               --
Shares redeemed:
     Institutional Class ..................     (73,148,152)     (35,657,395)
     Service Class ........................     (25,780,943)      (1,140,067)
     Investor A Class .....................            --               --
                                               ------------     ------------
     Net increase .........................    $ 28,291,131     $ 11,398,564
                                               ============     ============
------------------
1 Commencement of operations.

                                                           COMPASS CAPITAL FUNDS

(D) AT SEPTEMBER 30, 1996, NET ASSETS CONSISTED OF:

                                                               U.S.                              NEW JERSEY
                                                             TREASURY          MUNICIPAL          MUNICIPAL
                                          MONEY MARKET     MONEY MARKET      MONEY MARKET       MONEY MARKET
                                           PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO
                                        --------------    --------------    --------------     --------------
Capital paid in ....................    $2,324,992,540    $1,133,540,818    $  307,724,335     $   86,074,007
Accumulated net realized gain (loss)
 on investment transactions ........            38,850          (262,952)1        (320,833)            (6,962)
                                        --------------    --------------    --------------     --------------
                                        $2,325,031,390    $1,133,277,866    $  307,403,502     $   86,067,045
                                        ==============    ==============    ==============     ==============

                                      NORTH
                                     CAROLINA            OHIO         PENNSYLVANIA       VIRGINIA
                                     MUNICIPAL         MUNICIPAL        MUNICIPAL        MUNICIPAL
                                   MONEY MARKET      MONEY MARKET     MONEY MARKET     MONEY MARKET
                                    PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                  -------------     -------------    -------------    -------------
Capital paid in ..............    $ 119,670,967     $  84,149,244    $ 486,452,077    $  53,520,793
Accumulated net realized loss
 on investment transactions ..             (121)           (8,125)1         (8,647)1           (171)
                                  -------------     -------------    -------------    -------------
                                  $ 119,670,846     $  84,141,119    $ 486,443,430    $  53,520,622
                                  =============     =============    =============    =============

------------------
1 Includes $203,528, $5,840, and $1,626 of deferred post-October losses as of September 30, 1996, respectively.

(E) CAPITAL LOSS CARRYOVER

     At September 30, 1996, capital loss carryovers were available to offset possible future realized capital gains as follows: $59,424 in the U.S. Treasury Money Market Portfolio which expires through 2004, $320,833 in the Municipal
Money Market Portfolio which expires through 2004, $6,962 in the New Jersey Municipal Money Market Portfolio which expires through 2003, $121 in the North Carolina Municipal Money Market Portfolio which expires through 2004, $2,285 in the Ohio Municipal Money Market Portfolio which expires through 2003, $7,021 in the Pennsylvania Municipal Money Market Portfolio which expires through 2004, and $171 in the Virginia Municipal Money Market Portfolio which expires through 2004.

(F) MERGER

     On September 29, 1995 and October 2, 1995, respectively, the Board of Trustees of the Fund and the Board of Trustees of The Compass Capital Group of Funds ("Compass") approved an asset purchase agreement providing for the transfer of all of the assets and liabilities of Compass to the Fund. At a special meeting of shareholders held on December 11, 1995, the shareholders of Compass voted to approve the asset purchase agreement. Pursuant to the asset purchase agreement, on January 13, 1996 (February 13, 1966 with respect to the International Bond Portfolio) all of the assets and liabilities of Compass were transferred to the Fund in a tax-free exchange for Service shares of the Fund. The details of the business combination as it relates to the Portfolios are described below.

     The following table summarizes certain relevant information of the Fund prior to and immediately after the above-referenced business combination. Unless indicated otherwise, the Fund Portfolio is the accounting survivor. The new combined funds maintain all the operating history of the accounting survivor.

              THE COMPASS CAPITAL GROUP OF FUNDS
---------------------------------------------------------------
                                                     NET ASSET
                                     SHARES AT       VALUE AT
FUND NAME                           1/13/96          1/13/96
----------------------------       -----------     ------------
Cash Reserve                       547,461,079     $547,306,029
U.S. Treasury                      607,999,373      607,933,712
Municipal Money                     37,420,876       37,389,008
New Jersey Municipal Money          56,147,148       56,154,777
Pennsylvania Municipal Money        51,350,576       51,341,917



                       THE COMPASS CAPITAL FUNDS
------------------------------------------------------------------------------
                                                        COMBINED
                                        SHARES         NET ASSETS
                 NEW                   ISSUED IN         AFTER            NAV
              PORTFOLIO                BUSINESS         BUSINESS          PER
                NAME                  COMBINATION     COMBINATION        SHARE
-----------------------------------   -----------    --------------      -----
Money Market                          547,461,079    $2,573,597,347      $1.00
U.S. Treasury Money Market            607,999,373     1,403,912,997      $1.00
Municipal Money Market                 37,420,876       383,861,249      $1.00
New Jersey Municipal Money Market1     56,147,148        72,306,961      $1.00
Pennsylvania Municipal Money Market    51,350,576       533,075,086      $1.00

------------------
1 The Compass Capital Group of Funds' portfolio is the accounting survivor in this business combination.

REPORT OF INDEPENDENT  ACCOUNTANTS                         COMPASS CAPITAL FUNDS

TO THE  SHAREHOLDERS AND BOARD OF TRUSTEES OF THE COMPASS CAPITAL FUNDS:

We have audited the accompanying statements of net assets of the Money Market, U.S. Treasury Money Market, Municipal Money Market, New Jersey Municipal Money Market, North Carolina Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market and Virginia Municipal Money Market Portfolios of the Compass Capital Funds as of September 30, 1996, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of September 30, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Compass Capital Funds (Money Market, U.S. Treasury Money Market, Municipal Money Market, New Jersey Municipal Money Market, North Carolina Municipal Money
Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market and Virginia Municipal MoneyMarket Portfolios), as of September 30, 1996, and the results of their operations for the periods then ended, the changes in their net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 15, 1996

                                                           COMPASS CAPITAL FUNDS
SPECIAL MEETING OF SHAREHOLDERS

     At a Special Meeting of Shareholders of the Fund (the "Special Meeting") called on January 4, 1996, and thereafter adjourned from time to time, the following actions were taken:

     The new investment advisory agreement with PAMG and the new sub-advisory agreement with PIMC with respect to the New Jersey Municipal Money Market Portfolio were approved by the shareholders of that Portfolio as follows:

PORTFOLIO                              VOTES FOR    VOTES AGAINST   ABSTAINED
---------                            -------------  -------------   ---------
New Jersey Municipal Money Market    10,051,606.82       0.00         0.00

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser
   PNC Asset Management Group, Inc.
   Philadelphia, Pennsylvania 19101

Sub-Adviser
   PNC Institutional Management
     Corporation
   Wilmington, Delaware 19809

Custodian
   PNC Bank, National Association
   Philadelphia, Pennsylvania 19101

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Co-Administrator and Distributor
   Compass Distributors, Inc.
   Radnor, Pennsylvania 19087

Co-Administrator
   Compass Capital Group, Inc.
   New York, New York 10154

Counsel
   Drinker Biddle & Reath
   Philadelphia, Pennsylvania 19107

Independent Accountants
   Coopers & Lybrand, L.L.P.
   Philadelphia, Pennsylvania 19103

                                                           COMPASS CAPITAL FUNDS

COMPASS CAPITAL FUNDS

Compass Capital Funds is a leading mutual fund company currently managing in excess of $11 billion in over 25 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment style.


STOCK PORTFOLIOS
================================================================================


Index Equity                         Small Cap Value Equity
Select Equity                        Small Cap Growth Equity
Growth Equity                        International Equity
Value Equity                         International Emerging Markets


STOCK & BOND PORTFOLIOS
================================================================================

Balanced


BOND PORTFOLIOS
================================================================================

Short Government Bond                Government Income
Intermediate Government Bond         Managed Income
Intermediate Bond                    InternationalBond
Core Bond


TAX-FREE BOND PORTFOLIOS
================================================================================

Tax-Free Income                      New Jersey Tax-Free Income
Pennsylvania Tax-Free Income         Ohio Tax-Free Income


MONEY MARKET PORTFOLIOS
================================================================================

Money Market                         North Carolina Municipal Money Market
U.S. Treasury MoneyMarket            Ohio Municipal Money Market
Municipal Money Market               Pennsylvania MunicipalMoney Market
New Jersey MunicipalMoney Market     Virginia Municipal Money Market

[LOGO]
COMPASS CAPITAL FUNDS

P.O. Box 8907
Wilmington, DE 19899




COMPASS CAPITAL FUNDS - AT YOUR SERVICE

As a Compass Capital Funds shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters or ready access to your account, you can benefit from services designed to make investing simple.

24-HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764.

You can also reach us on the Internet through the World Wide Web by accessing HTTP://WWW.COMPASSFUNDS.COM.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of Compass Capital funds.(1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the Compass Capital portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor  Class  shareholders  can  establish a systematic  withdrawal  plan and
receive  periodic  payments,   of  $100  or  more  from  their  Compass  Capital
portfolios, as long as their account is at least $10,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

(1) Compass Capital Funds reserves the right to modify or terminate the exchange privileges at any time.

--------------------------------------------------------------------------------
SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.
--------------------------------------------------------------------------------


SR 9/30/96-MM